Schedule of investments
Optimum Fixed Income Fund
December 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.03%
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 7.852% (SOFR + 2.51%) 4/25/31 #, •	10,393	$ 10,411
Series 2019-R01 2M2 144A 7.902% (SOFR + 2.56%) 7/25/31 #, •	17,023	17,094
Series 2019-R07 1M2 144A 7.552% (SOFR + 2.21%) 10/25/39 #, •	10,178	10,178
Series 2020-R01 1M2 144A 7.502% (SOFR + 2.16%) 1/25/40 #, •	554,631	561,904
Series 2022-R01 1M2 144A 7.237% (SOFR + 1.90%) 12/25/41 #, •	1,500,000	1,502,341
Series 2022-R02 2M2 144A 8.337% (SOFR + 3.00%) 1/25/42 #, •	900,000	912,070
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,706	2,728
Series 2004-T1 1A2 6.50% 1/25/44	2,454	2,511
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	19,228	19,648
Series 2004-W15 1A1 6.00% 8/25/44	12,486	12,551
Fannie Mae REMICs
Series 1999-19 PH 6.00% 5/25/29	17,147	17,270
Series 2001-14 Z 6.00% 5/25/31	1,113	1,113
Series 2007-30 OE 1.784% 4/25/37 Ω, ^	1,093,255	815,786
Series 2008-24 ZA 5.00% 4/25/38	3,550,534	3,562,320
Series 2009-2 AS 0.248% (5.59% minus SOFR, Cap 5.70%) 2/25/39 Σ, •	229,929	14,936
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2009-68 SA 1.298% (6.64% minus SOFR, Cap 6.75%) 9/25/39 Σ, •	80,803	$ 9,361
Series 2017-40 GZ 3.50% 5/25/47	410,345	376,541
Series 2017-95 FA 5.533% (SOFR + 0.46%, Floor 0.35%) 11/25/47 •	198,556	195,630
Freddie Mac REMICs
Series 2165 PE 6.00% 6/15/29	18,133	18,315
Series 3143 BC 5.50% 2/15/36	593,999	602,226
Series 3289 SA 1.297% (6.64% minus SOFR, Cap 6.75%) 3/15/37 Σ, •	170,938	13,211
Series 4676 KZ 2.50% 7/15/45	354,605	305,763
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-DNA4 M2 144A 7.402% (SOFR + 2.06%) 10/25/49 #, •	8,568	8,574
Series 2020-DNA6 M2 144A 7.337% (SOFR + 2.00%) 12/25/50 #, •	2,502,506	2,521,898
Series 2021-DNA1 M2 144A 7.137% (SOFR + 1.80%) 1/25/51 #, •	4,669,103	4,696,488
Series 2021-DNA3 M2 144A 7.437% (SOFR + 2.10%) 10/25/33 #, •	2,500,000	2,507,887
Series 2021-DNA5 M2 144A 6.987% (SOFR + 1.65%) 1/25/34 #, •	2,184,077	2,193,218
Series 2021-HQA1 M2 144A 7.587% (SOFR + 2.25%) 8/25/33 #, •	6,199,738	6,182,006
NQ- OPTFI [1223] 0224 (3379919)    1

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 7.387% (SOFR + 2.05%) 12/25/33 #, •	5,000,000	$ 4,924,397
Series 2022-DNA1 M2 144A 7.837% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	2,994,445
Series 2022-DNA2 M2 144A 9.087% (SOFR + 3.75%) 2/25/42 #, •	1,000,000	1,032,421
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	9,143	9,470
Series T-58 2A 6.50% 9/25/43 ♦	3,024	3,066
GNMA
Series 2008-65 SB 0.528% (5.89% minus TSFR01M, Cap 6.00%) 8/20/38 Σ, •	213,061	5,220
Series 2009-2 SE 0.348% (5.71% minus TSFR01M, Cap 5.82%) 1/20/39 Σ, •	705,742	36,736
Series 2011-H21 FT 6.11% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 •	1,534,792	1,532,618
Series 2011-H23 FA 6.137% (TSFR01M + 0.81%, Cap 11.00%, Floor 0.70%) 10/20/61 •	1,392,080	1,390,173
Series 2012-H08 FB 6.037% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 3/20/62 •	137,059	136,672
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2012-H18 NA 5.957% (TSFR01M + 0.63%, Cap 10.50%, Floor 0.52%) 8/20/62 •	97,537	$ 97,023
Series 2012-H29 SA 5.952% (TSFR01M + 0.63%, Cap 12.00%, Floor 0.52%) 10/20/62 •	2,044,538	2,035,123
Series 2013-113 LY 3.00% 5/20/43	570,082	518,095
Series 2015-H10 FA 6.037% (TSFR01M + 0.71%, Cap 7.50%) 4/20/65 •	6,303,286	6,241,184
Series 2015-H11 FC 5.987% (TSFR01M + 0.66%, Cap 7.50%, Floor 0.55%) 5/20/65 •	805,201	798,032
Series 2015-H12 FB 6.037% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 5/20/65 •	3,238,669	3,215,011
Series 2015-H20 FB 6.037% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 8/20/65 •	848,227	841,494
Series 2015-H30 FD 6.037% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 10/20/65 •	37,833	37,713
Series 2016-H06 FD 6.357% (TSFR01M + 1.03%, Cap 7.50%, Floor 0.92%) 7/20/65 •	826,635	824,162
Series 2017-163 ZK 3.50% 11/20/47	2,578,096	2,376,068
Total Agency Collateralized Mortgage Obligations (cost $56,805,122)		56,143,102

2    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities — 0.05%
Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	1,070,000	$ 1,026,986
FREMF Mortgage Trust Series 2017-K71 B 144A 3.752% 11/25/50 #, •	470,000	444,349
Total Agency Commercial Mortgage-Backed Securities (cost $1,523,965)		1,471,335

Agency Mortgage-Backed Securities — 38.58%
Fannie Mae 5.50% 3/1/37	4,479	4,491
Fannie Mae S.F. 15 yr
2.00% 3/1/37	6,716,735	6,059,240
2.50% 7/1/36	5,275,981	4,867,058
2.50% 8/1/36	776,252	714,656
4.50% 9/1/37	852,872	848,413
Fannie Mae S.F. 20 yr
2.00% 3/1/41	3,056,017	2,625,113
2.00% 5/1/41	2,478,629	2,124,544
3.00% 9/1/37	1,152,344	1,081,318
4.00% 8/1/42	613,473	589,154
5.50% 8/1/43	1,769,236	1,794,656
Fannie Mae S.F. 30 yr
2.00% 12/1/50	5,410,496	4,462,591
2.00% 1/1/51	909,570	756,694
2.00% 2/1/51	3,450,611	2,861,665
2.00% 3/1/51	115,439	94,778
2.00% 5/1/51	4,957,627	4,051,655
2.00% 8/1/51	1,295,595	1,069,557
2.00% 1/1/52	3,575,268	2,963,252
2.50% 8/1/50	3,118,285	2,702,042
2.50% 1/1/51	2,588,440	2,216,164
2.50% 7/1/51	1,180,684	1,010,969
2.50% 8/1/51	6,646,167	5,711,813
2.50% 2/1/52	20,883,420	17,861,690
2.50% 4/1/52	61,708	52,742
3.00% 10/1/42	1,092,087	1,004,173
3.00% 4/1/43	383,423	352,393
3.00% 1/1/47	1,514,025	1,391,628
3.00% 11/1/48	597,006	541,822
3.00% 12/1/49	3,282,130	2,944,442
3.00% 3/1/50	1,471,594	1,325,050
3.00% 5/1/51	484,991	435,153
3.00% 7/1/51	4,027,835	3,597,895
3.00% 12/1/51	7,225,369	6,453,585
3.50% 2/1/47	8,861,325	8,350,396
3.50% 7/1/47	1,629,001	1,537,826
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.50% 1/1/48	4,878,126	$ 4,552,600
3.50% 2/1/48	1,424,366	1,334,476
3.50% 11/1/48	891,256	831,772
3.50% 1/1/50	1,771,408	1,660,302
3.50% 3/1/50	539,450	505,104
3.50% 7/1/50	3,413,174	3,167,916
3.50% 8/1/50	5,980,313	5,580,206
3.50% 1/1/52	917,289	842,473
3.50% 3/1/52	3,008,187	2,796,240
3.50% 5/1/52	3,127,133	2,905,321
3.50% 6/1/52	7,408,633	6,797,958
4.00% 10/1/40	7,669	7,479
4.00% 11/1/40	32,227	31,269
4.00% 3/1/46	52,829	50,947
4.00% 3/1/47	2,817,687	2,714,770
4.00% 4/1/47	426,734	411,538
4.00% 6/1/48	2,030,768	1,957,151
4.00% 9/1/48	2,464,157	2,368,589
4.00% 10/1/48	2,173,110	2,095,767
4.00% 1/1/49	38,574	37,084
4.00% 3/1/49	109,132	104,826
4.00% 6/1/49	490,674	473,398
4.00% 5/1/51	2,671,373	2,555,522
4.00% 9/1/52	4,488,388	4,245,394
4.50% 5/1/35	23,015	23,014
4.50% 8/1/35	38,294	38,386
4.50% 9/1/35	48,181	48,296
4.50% 5/1/39	157,076	156,766
4.50% 7/1/40	144,644	141,232
4.50% 4/1/41	12,182	12,166
4.50% 5/1/46	104,071	103,937
4.50% 4/1/48	589,936	591,715
4.50% 9/1/48	193,386	189,998
4.50% 12/1/48	167,335	164,621
4.50% 1/1/49	4,580,629	4,516,780
4.50% 1/1/50	8,077,682	8,054,308
4.50% 4/1/50	622,041	613,233
4.50% 10/1/52	17,727,846	17,189,938
4.50% 12/1/52	1,981,136	1,921,023
4.50% 2/1/53	14,064,289	13,637,542
5.00% 3/1/34	710	721
5.00% 4/1/34	3,872	3,935
5.00% 8/1/34	6,687	6,795
5.00% 4/1/35	1,579	1,604
5.00% 12/1/37	648	659
5.00% 3/1/38	39,862	40,506
5.00% 5/1/40	62,578	63,591
5.00% 7/1/47	292,398	297,130
5.00% 1/1/51	3,143,272	3,152,234
5.50% 12/1/33	7,089	7,300

NQ- OPTFI [1223] 0224 (3379919)    3

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 2/1/35	108,835	$ 112,712
5.50% 5/1/44	3,858,768	3,973,831
5.50% 10/1/52	8,224,982	8,286,853
5.50% 11/1/52	4,416,878	4,464,401
5.50% 7/1/53	11,339,354	11,389,282
6.00% 9/1/36	5,902	6,124
6.00% 8/1/38	12,219	12,635
6.00% 12/1/38	2,368	2,473
6.00% 1/1/42	3,241,316	3,385,969
6.00% 12/1/52	3,021,170	3,074,517
6.00% 6/1/53	7,176,182	7,286,434
6.00% 9/1/53	5,899,540	5,990,179
6.50% 11/1/33	990	1,032
6.50% 2/1/36	20,437	21,590
6.50% 3/1/36	43,243	45,204
6.50% 6/1/36	29,555	31,176
6.50% 2/1/38	8,769	9,213
6.50% 11/1/38	1,839	1,916
Fannie Mae S.F. 30 yr TBA
2.00% 2/1/54	50,200,000	41,069,875
2.50% 1/1/54	49,200,000	41,850,750
3.00% 1/1/54	36,800,000	32,549,313
3.00% 2/1/54	99,000,000	87,657,540
3.50% 2/1/54	72,100,000	66,208,082
4.00% 2/1/54	70,500,000	66,735,413
4.50% 2/1/54	49,700,000	48,207,057
5.00% 1/1/54	14,200,000	14,048,016
5.00% 2/15/54	99,000,000	97,986,794
5.50% 2/15/54	104,800,000	105,266,682
6.00% 2/1/54	32,300,000	32,795,857
6.50% 2/1/54	28,600,000	29,304,944
Freddie Mac ARM
4.00% (RFUCCT1Y + 1.625%, Cap 10.50%, Floor 1.625%) 2/1/38 •	11,539	11,495
5.555% (RFUCCT1Y + 2.18%, Cap 10.461%, Floor 2.18%) 5/1/37 •	27,949	27,755

Freddie Mac S.F. 15 yr 3.00% 3/1/35	6,033,394	5,722,257
Freddie Mac S.F. 20 yr
2.00% 3/1/41	3,090,384	2,657,007
2.00% 5/1/42	993,528	848,318
2.50% 6/1/41	5,491,554	4,888,649
3.00% 4/1/42	1,610,998	1,470,666
3.00% 6/1/42	2,021,921	1,845,171
5.00% 11/1/42	2,939,672	2,948,905
5.50% 8/1/24	285	286
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
2.00% 9/1/51	4,488,548	$ 3,683,084
2.00% 3/1/52	1,848,227	1,510,291
2.50% 11/1/50	2,164,519	1,864,544
2.50% 10/1/51	6,764,498	5,812,274
2.50% 12/1/51	2,936,426	2,526,461
3.00% 11/1/46	2,092,822	1,904,895
3.00% 1/1/47	1,546,547	1,401,208
3.00% 11/1/49	2,023,777	1,808,490
3.00% 1/1/50	559,772	503,961
3.00% 7/1/50	833,995	750,869
3.00% 12/1/50	158,017	142,165
3.00% 5/1/51	5,094,860	4,610,834
3.00% 8/1/51	217,620	194,139
3.00% 8/1/52	3,910,629	3,499,355
3.50% 8/1/48	16,799	15,695
3.50% 9/1/48	1,530,887	1,427,652
3.50% 11/1/48	4,018,737	3,775,006
3.50% 4/1/52	1,896,063	1,748,684
4.00% 10/1/47	1,231,212	1,177,547
4.00% 9/1/52	11,154,093	10,596,958
4.50% 8/1/48	714,337	705,500
4.50% 1/1/49	2,481,186	2,439,884
4.50% 3/1/49	149,745	147,563
4.50% 8/1/49	1,341,463	1,328,130
4.50% 7/1/52	1,879,428	1,822,696
4.50% 10/1/52	5,473,560	5,307,478
5.00% 7/1/52	3,039,365	3,028,649
5.00% 6/1/53	23,735,150	23,509,155
5.50% 9/1/41	1,113,425	1,148,221
5.50% 9/1/52	5,025,915	5,087,377
5.50% 11/1/52	3,249,722	3,278,290
5.50% 2/1/53	3,849,596	3,900,119
5.50% 3/1/53	4,799,120	4,885,887
5.50% 6/1/53	3,410,810	3,424,598
5.50% 9/1/53	5,605,100	5,675,031
6.00% 1/1/53	1,030,487	1,062,973
6.00% 5/1/53	6,005,285	6,103,147
6.50% 11/1/33	11,236	11,798
6.50% 1/1/35	37,640	39,721
7.00% 1/1/38	4,813	4,971
GNMA I S.F. 30 yr
3.00% 8/15/45	4,185,837	3,773,081
3.00% 3/15/50	338,688	302,324
5.50% 10/15/42	1,911,805	1,932,537
GNMA II S.F. 30 yr
3.00% 8/20/50	675,559	623,302
3.00% 12/20/51	1,660,789	1,503,254
5.00% 9/20/52	1,578,916	1,569,748
5.50% 6/20/49	3,063,089	3,125,578
6.00% 4/20/34	1,189	1,185

4    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
		Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

GNMA II S.F. 30 yr TBA 4.00% 2/20/54		6,000,000	$ 5,733,765
Total Agency Mortgage-Backed Securities (cost $1,070,670,737)			1,066,090,597

Collateralized Debt Obligations — 4.97%
522 Funding CLO Series 2018-3A AR 144A 6.717% (TSFR03M + 1.30%, Floor 1.04%) 10/20/31 #, •		1,200,000	1,197,200
Adagio V CLO DAC Series V-A ARR 144A 4.685% (EUR003M + 0.72%, Floor 0.72%) 10/15/31 #, •	EUR	1,100,000	1,193,248
Anchorage Capital CLO 9 Series 2016-9A AR2 144A 6.795% (TSFR03M + 1.40%, Floor 1.14%) 7/15/32 #, •		1,800,000	1,797,993
Anchorage Capital CLO 11 Series 2019-11A AR 144A 6.814% (TSFR03M + 1.40%, Floor 1.14%) 7/22/32 #, •		1,200,000	1,197,395
Apex Credit CLO Series 2018-1A A2 144A 6.67% (TSFR03M + 1.29%) 4/25/31 #, •		2,400,000	2,370,581
Apidos CLO XXIV Series 2016-24A A1AL 144A 6.627% (TSFR03M + 1.21%, Floor 0.95%) 10/20/30 #, •		1,350,000	1,345,557
Aqueduct European CLO DAC Series 2017-1A AR 144A 4.633% (EUR003M + 0.64%, Floor 0.64%) 7/20/30 #, •	EUR	1,206,782	1,319,822
Ares European CLO Series 7A A1RR 144A 4.625% (EUR003M + 0.66%, Floor 0.66%) 10/15/30 #, •	EUR	1,234,302	1,347,556
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Ares European CLO X DAC Series 10A AR 144A 4.745% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	2,664,945	$ 2,902,943
Ares European CLO XII DAC Series 12A AR 144A 4.843% (EUR003M + 0.85%, Floor 0.85%) 4/20/32 #, •	EUR	300,000	325,572
Ares European CLO XIV DAC Series 14A A 144A 5.122% (EUR003M + 1.12%, Floor 1.12%) 10/21/33 #, •	EUR	3,750,000	4,079,914
Ares XL CLO Series 2016-40A A1RR 144A 6.525% (TSFR03M + 1.31%, Floor 0.87%) 1/15/29 #, •		1,088,651	1,085,368
Ares XXXIX CLO Series 2016-39A A1R2 144A 6.707% (TSFR03M + 1.31%, Floor 1.05%) 4/18/31 #, •		1,500,000	1,498,722
Aurium CLO IV DAC Series 4A AR 144A 4.695% (EUR003M + 0.73%, Floor 0.73%) 1/16/31 #, •	EUR	2,992,973	3,255,050
Bain Capital Euro CLO DAC Series 2018-2A AR 144A 4.733% (EUR003M + 0.74%, Floor 0.74%) 1/20/32 #, •	EUR	1,278,817	1,389,161
Benefit Street Partners CLO XII Series 2017-12A A1R 144A 6.605% (TSFR03M + 1.21%, Floor 0.95%) 10/15/30 #, •		391,928	391,723

NQ- OPTFI [1223] 0224 (3379919)    5

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Benefit Street Partners CLO XVII Series 2019-17A AR 144A 6.735% (TSFR03M + 1.34%, Floor 1.08%) 7/15/32 #, •		700,000	$ 699,089
Black Diamond CLO DAC Series 2019-1A A1R 144A 4.982% (EUR003M + 0.98%, Floor 0.98%) 5/15/32 #, •	EUR	293,116	318,673
Blackrock European CLO VII DAC Series 7A AR 144A 4.585% (EUR003M + 0.62%, Floor 0.62%) 10/15/31 #, •	EUR	2,160,453	2,339,459
BlueMountain Fuji EUR CLO III DAC Series 3A A1R 144A 4.685% (EUR003M + 0.72%, Floor 0.72%) 1/15/31 #, •	EUR	1,390,557	1,510,934
BNPP AM Euro CLO DAC
Series 2018-1A AR 144A 4.565% (EUR003M + 0.60%, Floor 0.60%) 4/15/31 #, •	EUR	250,000	270,213
Series 2019-1A AR 144A 4.822% (EUR003M + 0.82%, Floor 0.82%) 7/22/32 #, •	EUR	1,000,000	1,085,705

Cairn CLO IV DAC Series 2014-4A ARRR 144A 4.552% (EUR003M + 0.60%, Floor 0.60%) 4/30/31 #, •	EUR	1,514,084	1,649,900
Cairn CLO X DAC Series 2018-10A AR 144A 4.745% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	1,399,074	1,519,224
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Carlyle Euro CLO DAC
Series 2017-3A A1R 144A 4.665% (EUR003M + 0.70%, Floor 0.70%) 1/15/31 #, •	EUR	1,884,065	$ 2,046,955
Series 2019-2A A1R 144A 4.892% (EUR003M + 0.89%, Floor 0.89%) 8/15/32 #, •	EUR	600,000	648,348

Carlyle Global Market Strategies CLO Series 2013-1A A1RR 144A 6.589% (TSFR03M + 1.21%, Floor 0.95%) 8/14/30 #, •		1,651,952	1,648,589
Carlyle Global Market Strategies Euro CLO Series 2014-2A AR1 144A 4.752% (EUR003M + 0.75%, Floor 0.75%) 11/15/31 #, •	EUR	1,497,202	1,619,936
CARLYLE US CLO Series 2017-1A A1R 144A 6.677% (TSFR03M + 1.26%, Floor 1.00%) 4/20/31 #, •		1,364,439	1,364,102
CVC Cordatus Loan Fund VII DAC Series 7A ARR 144A 4.555% (EUR003M + 0.63%, Floor 0.63%) 9/15/31 #, •	EUR	1,194,964	1,293,436
Dryden 27 R Euro CLO DAC Series 2017-27A AR 144A 4.625% (EUR003M + 0.66%, Floor 0.66%) 4/15/33 #, •	EUR	2,188,640	2,365,369
Dryden 36 Senior Loan Fund Series 2014-36A AR3 144A 6.675% (TSFR03M + 1.28%, Floor 1.02%) 4/15/29 #, •		2,415,800	2,414,022

6    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Dryden 52 Euro CLO DAC Series 2017-52A AR 144A 4.862% (EUR003M + 0.86%, Floor 0.86%) 5/15/34 #, •	EUR	2,196,044	$ 2,389,020
Euro-Galaxy III CLO DAC Series 2013-3A ARRR 144A 4.589% (EUR003M + 0.62%, Floor 0.62%) 4/24/34 #, •	EUR	3,995,869	4,326,487
FS Rialto Series 2022-FL4 A 144A 7.238% (SOFR + 1.90%, Floor 1.90%) 1/19/39 #, •		3,500,000	3,465,234
Galaxy XXI CLO Series 2015-21A AR 144A 6.697% (TSFR03M + 1.28%) 4/20/31 #, •		1,536,053	1,535,881
GoldenTree Loan Management EUR CLO DAC Series 3A AR 144A 4.893% (EUR003M + 0.90%, Floor 0.90%) 1/20/32 #, •	EUR	300,000	326,105
Goldentree Loan Management US CLO 2 Series 2017-2A AR 144A 6.587% (TSFR03M + 1.17%, Floor 0.91%) 11/20/30 #, •		2,822,676	2,816,331
Harvest CLO XI DAC Series 11A ARR 144A 4.566% (EUR003M + 0.65%, Floor 0.65%) 6/26/30 #, •	EUR	1,124,686	1,225,051
Harvest CLO XVI DAC Series 16A ARR 144A 4.605% (EUR003M + 0.64%, Floor 0.64%) 10/15/31 #, •	EUR	1,953,950	2,119,371
Harvest CLO XXI DAC Series 21A A2R 144A 1.04% 7/15/31 #	EUR	250,000	259,282
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

HGI CRE CLO Series 2022-FL3 A 144A 7.038% (SOFR + 1.70%, Floor 1.70%) 4/20/37 #, •		3,000,000	$ 2,966,673
Invesco Euro CLO I DAC Series 1A A1R 144A 4.615% (EUR003M + 0.65%, Floor 0.65%) 7/15/31 #, •	EUR	250,000	270,749
Jubilee CLO DAC
Series 2014-11A ARR 144A 4.575% (EUR003M + 0.61%, Floor 0.61%) 4/15/30 #, •	EUR	1,605,671	1,755,165
Series 2014-12A ARRR 144A 4.565% (EUR003M + 0.60%, Floor 0.60%) 4/15/30 #, •	EUR	550,154	600,331
Series 2016-17A A1RR 144A 4.615% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	1,400,000	1,518,143
Series 2016-17A A2RR 144A 4.615% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	500,000	540,421

KKR CLO 18 Series 18 AR 144A 6.597% (TSFR03M + 1.20%, Floor 0.94%) 7/18/30 #, •		351,232	350,447
Laurelin DAC Series 2016-1A ARR 144A 4.713% (EUR003M + 0.72%, Floor 0.72%) 10/20/31 #, •	EUR	1,995,126	2,169,907
LCM XIII Series 13A AR3 144A 6.528% (TSFR03M + 1.13%, Floor 0.87%) 7/19/27 #, •		747,210	746,685
LCM XV Series 15A AR2 144A 6.677% (TSFR03M + 1.26%, Floor 1.00%) 7/20/30 #, •		1,920,928	1,918,245

NQ- OPTFI [1223] 0224 (3379919)    7

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Man GLG Euro CLO III DAC Series 3A AR 144A 4.645% (EUR003M + 0.68%, Floor 0.68%) 10/15/30 #, •	EUR	561,740	$ 613,974
Man GLG Euro CLO V DAC Series 5A A1R 144A 4.615% (EUR003M + 0.69%, Floor 0.69%) 12/15/31 #, •	EUR	1,754,345	1,908,579
Man GLG US CLO Series 2018-1A A1R 144A 6.817% (TSFR03M + 1.40%) 4/22/30 #, •		2,625,555	2,625,282
Marathon CLO Series 2021-16A A1A 144A 6.855% (TSFR03M + 1.46%, Floor 1.20%) 4/15/34 #, •		1,250,000	1,246,899
Oak Hill European Credit Partners IV DAC Series 2015-4A A1RE 144A 4.723% (EUR003M + 0.73%, Floor 0.73%) 1/20/32 #, •	EUR	273,478	298,006
Oaktree CLO Series 2019-4A A1R 144A 6.797% (TSFR03M + 1.38%, Floor 1.12%) 10/20/32 #, •		500,000	499,742
OCP Euro CLO DAC Series 2020-4A AR 144A 4.882% (EUR003M + 0.88%, Floor 0.88%) 9/22/34 #, •	EUR	1,900,000	2,061,831
OZLM IX Series 2014-9A A1A3 144A 6.777% (TSFR03M + 1.36%, Floor 1.10%) 10/20/31 #, •		500,000	499,886
OZLM XVI Series 2017-16A A1R 144A 6.682% (TSFR03M + 1.29%, Floor 1.03%) 5/16/30 #, •		1,471,312	1,469,453
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

OZLM XXIV Series 2019-24A A1AR 144A 6.837% (TSFR03M + 1.42%, Floor 1.42%) 7/20/32 #, •		2,100,000	$ 2,093,234
Palmer Square European Loan Funding DAC Series 2021-1A A 144A 4.745% (EUR003M + 0.78%, Floor 0.78%) 4/15/31 #, •	EUR	1,542,634	1,679,537
Palmer Square Loan Funding
Series 2021-3A A1 144A 6.477% (TSFR03M + 1.06%, Floor 1.06%) 7/20/29 #, •		375,406	374,346
Series 2021-4A A1 144A 6.455% (TSFR03M + 1.06%, Floor 1.06%) 10/15/29 #, •		1,650,515	1,645,820

Sculptor European CLO V DAC Series 5A AR 144A 4.755% (EUR003M + 0.79%, Floor 0.79%) 1/14/32 #, •	EUR	3,300,000	3,575,304
Segovia European CLO DAC Series 2019-6A AR 144A 4.873% (EUR003M + 0.88%, Floor 0.88%) 7/20/32 #, •	EUR	1,600,000	1,734,740
Signal Peak CLO 5 Series 2018-5A A 144A 6.75% (TSFR03M + 1.37%, Floor 1.11%) 4/25/31 #, •		1,531,753	1,530,937
Sound Point CLO IX Series 2015-2A ARRR 144A 6.887% (TSFR03M + 1.47%, Floor 1.21%) 7/20/32 #, •		2,600,000	2,593,310

8    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Sound Point CLO XVI Series 2017-2A AR 144A 6.62% (TSFR03M + 1.24%) 7/25/30 #, •		2,522,938	$ 2,519,288
Stratus CLO Series 2021-3A A 144A 6.627% (TSFR03M + 1.21%, Floor 1.21%) 12/29/29 #, •		1,379,234	1,376,529
Symphony Static CLO I Series 2021-1A A 144A 6.47% (TSFR03M + 1.09%, Floor 0.83%) 10/25/29 #, •		362,583	360,885
TCI-Symphony CLO Series 2017-1A AR 144A 6.585% (TSFR03M + 1.19%, Floor 0.93%) 7/15/30 #, •		882,289	879,912
THL Credit Wind River CLO Series 2019-3A AR 144A 6.735% (TSFR03M + 1.34%, Floor 1.08%) 7/15/31 #, •		3,100,000	3,087,488
Tikehau CLO DAC Series 2015-1A ARR 144A 4.844% (EUR003M + 0.87%, Floor 0.87%) 8/4/34 #, •	EUR	2,000,000	2,169,948
Toro European CLO 6 DAC Series 6A AR 144A 4.908% (EUR003M + 0.92%, Floor 0.92%) 1/12/32 #, •	EUR	300,000	326,039
Toro European CLO 7 DAC Series 7A ARE 144A 4.812% (EUR003M + 0.81%, Floor 0.81%) 2/15/34 #, •	EUR	1,900,000	2,059,446
Venture 32 CLO Series 2018-32A A1 144A 6.757% (TSFR03M + 1.36%, Floor 1.10%) 7/18/31 #, •		496,901	494,573
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Venture 34 CLO Series 2018-34A A 144A 6.885% (TSFR03M + 1.49%, Floor 1.23%) 10/15/31 #, •	2,500,000	$ 2,488,437
Venture 38 CLO Series 2019-38A A1R 144A 6.812% (TSFR03M + 1.42%, Floor 1.16%) 7/30/32 #, •	2,900,000	2,888,458
Venture 42 CLO Series 2021-42A A1A 144A 6.785% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	1,300,000	1,286,810
Venture XVII CLO Series 2014-17A ARR 144A 6.535% (TSFR03M + 1.14%) 4/15/27 #, •	111,603	111,469
Venture XXIV CLO Series 2016-24A ARR 144A 6.577% (TSFR03M + 1.16%, Floor 0.90%) 10/20/28 #, •	235,565	235,148
Venture XXVI CLO Series 2017-26A AR 144A 6.777% (TSFR03M + 1.36%, Floor 1.10%) 1/20/29 #, •	1,844,825	1,844,137
Vibrant CLO IV Series 2016-4A A1RR 144A 6.797% (TSFR03M + 1.38%, Floor 1.12%) 7/20/32 #, •	1,300,000	1,295,184
Vibrant CLO VI Series 2017-6A AR 144A 6.582% (TSFR03M + 1.21%) 6/20/29 #, •	534,140	533,532
Vibrant CLO VII Series 2017-7A A1R 144A 6.717% (TSFR03M + 1.30%, Floor 1.04%) 9/15/30 #, •	2,645,572	2,641,746

NQ- OPTFI [1223] 0224 (3379919)    9

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Vibrant CLO XI Series 2019-11A A1R1 144A 6.797% (TSFR03M + 1.38%, Floor 1.12%) 7/20/32 #, •	1,500,000	$ 1,497,141
Voya Series 2012-4A A1R3 144A 6.655% (TSFR03M + 1.26%) 10/15/30 #, •	1,134,672	1,132,720
Voya CLO Series 2014-4A A1RA 144A 6.755% (TSFR03M + 1.36%) 7/14/31 #, •	802,682	801,948
Total Collateralized Debt Obligations (cost $144,060,848)		137,273,005

Corporate Bonds — 27.31%
Banking — 9.08%
Access Bank 144A 6.125% 9/21/26 #	300,000	270,795
Akbank TAS
144A 6.80% 2/6/26 #	370,000	372,278
6.80% 6/22/31 μ	200,000	198,554

Banco Continental 144A 2.75% 12/10/25 #	245,000	230,054
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	435,000	411,756
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ	370,000	310,560
Banco Industrial 144A 4.875% 1/29/31 #, μ	170,000	160,149
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ	200,000	197,488
Banco Nacional de Panama 144A 2.50% 8/11/30 #	200,000	148,637
Banco Santander
2.958% 3/25/31	1,000,000	859,730
3.496% 3/24/25	1,000,000	979,602
3.892% 5/24/24	1,400,000	1,390,550
4.175% 3/24/28 μ	1,200,000	1,155,800
5.588% 8/8/28	1,000,000	1,020,702

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Banco Santander Mexico 144A 7.525% 10/1/28 #, μ		215,000	$ 225,169
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ		280,000	268,330
Bank Leumi Le-Israel
144A 5.125% 7/27/27 #		335,000	330,275
144A 7.129% 7/18/33 #, μ		265,000	260,924
Bank of America
2.482% 9/21/36 μ		5,625,000	4,458,132
2.972% 2/4/33 μ		1,076,000	915,920
3.384% 4/2/26 μ		500,000	486,578
3.974% 2/7/30 μ		3,400,000	3,221,334
4.125% 1/22/24		200,000	199,844
4.30% 1/28/25 μ, ψ		900,000	849,503
5.819% 9/15/29 μ		2,639,000	2,725,808
6.204% 11/10/28 μ		3,670,000	3,830,614
Bank of New York Mellon
4.70% 9/20/25 μ, ψ		2,560,000	2,501,190
5.802% 10/25/28 μ		581,000	602,711
Barclays
3.33% 11/24/42 μ		1,300,000	961,675
3.375% 4/2/25 μ	EUR	500,000	550,565
4.972% 5/16/29 μ		3,000,000	2,947,890
5.501% 8/9/28 μ		1,600,000	1,608,250
6.224% 5/9/34 μ		812,000	842,631
6.375% 12/15/25 μ, ψ	GBP	500,000	607,997
7.125% 6/15/25 μ, ψ	GBP	1,800,000	2,237,316
7.385% 11/2/28 μ		764,000	816,948
7.437% 11/2/33 μ		3,000,000	3,361,394
BBVA Bancomer
144A 1.875% 9/18/25 #		230,000	217,221
144A 5.875% 9/13/34 #, μ		400,000	377,937
BNP Paribas
144A 1.904% 9/30/28 #, μ		1,800,000	1,600,503
144A 2.159% 9/15/29 #, μ		600,000	522,435
144A 2.871% 4/19/32 #, μ		300,000	253,987
144A 3.052% 1/13/31 #, μ		2,600,000	2,286,789
144A 7.375% 8/19/25 #, μ, ψ		700,000	702,722

10    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
BNP Paribas
7.375% 8/19/25 μ, ψ	500,000	$ 501,945

BPCE 144A 5.748% 7/19/33 #, μ	5,000,000	5,025,062
Citibank 5.488% 12/4/26	2,545,000	2,591,776
Citigroup
3.20% 10/21/26	1,000,000	953,901
4.075% 4/23/29 μ	2,400,000	2,311,935
5.61% 9/29/26 μ	897,000	904,199

Citizens Bank 6.064% 10/24/25 μ	2,130,000	2,078,666
Cooperatieve Rabobank
3.75% 7/21/26	1,350,000	1,293,544
4.375% 8/4/25	2,000,000	1,965,314

Credicorp 144A 2.75% 6/17/25 #	350,000	333,909
Credit Agricole 144A 6.316% 10/3/29 #, μ	3,280,000	3,438,652
Credit Suisse 7.95% 1/9/25	655,000	669,911
Credit Suisse Group
144A 6.25% 12/18/24 #, μ, ψ	2,000,000	240,000
144A 6.375% 8/21/26 #, μ, ψ	1,900,000	228,000
144A 6.442% 8/11/28 #, μ	1,750,000	1,818,503
7.50% 12/11/23 μ, ψ	400,000	48,000
Deutsche Bank
2.129% 11/24/26 μ	700,000	656,555
3.547% 9/18/31 μ	1,500,000	1,317,274
3.729% 1/14/32 μ	2,331,000	1,955,016
3.961% 11/26/25 μ	5,700,000	5,607,810
6.119% 7/14/26 μ	3,000,000	3,030,015
6.72% 1/18/29 μ	2,030,000	2,127,021
6.819% 11/20/29 μ	1,559,000	1,642,383
7.146% 7/13/27 μ	1,130,000	1,173,558
Fifth Third Bancorp
2.55% 5/5/27	1,000	923
3.95% 3/14/28	4,000	3,837

Fifth Third Bank 5.852% 10/27/25 μ	1,575,000	1,571,398
Goldman Sachs Group
1.431% 3/9/27 μ	2,000,000	1,844,710
1.542% 9/10/27 μ	3,993,000	3,623,317
3.615% 3/15/28 μ	2,000,000	1,918,933
4.223% 5/1/29 μ	4,700,000	4,549,600
6.484% 10/24/29 μ	5,195,000	5,515,862

Hana Bank 144A 1.25% 12/16/26 #	200,000	180,275
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
HSBC Holdings
1.589% 5/24/27 μ		2,200,000	$ 2,018,769
2.848% 6/4/31 μ		2,700,000	2,323,924
2.871% 11/22/32 μ		2,000,000	1,662,670
4.70% 3/9/31 μ, ψ		500,000	408,472
5.21% 8/11/28 μ		500,000	499,856
5.875% 9/28/26 μ, ψ	GBP	500,000	607,084
5.887% 8/14/27 μ		720,000	730,296
6.254% 3/9/34 μ		1,100,000	1,169,726

Huntington Bancshares 6.208% 8/21/29 μ		1,770,000	1,826,167
Huntington National Bank
4.552% 5/17/28 μ		395,000	381,792
5.65% 1/10/30		855,000	863,215

ICICI Bank 144A 4.00% 3/18/26 #		200,000	195,684
ING Groep
3.875% 5/16/27 μ, ψ		3,000,000	2,441,249
6.083% 9/11/27 μ		840,000	857,798
Intesa Sanpaolo
144A 4.00% 9/23/29 #		1,300,000	1,184,512
144A 6.625% 6/20/33 #		2,600,000	2,667,306
7.75% 1/11/27 μ, ψ	EUR	200,000	226,861
JPMorgan Chase & Co.
1.953% 2/4/32 μ		1,170,000	951,393
2.595% 2/24/26 μ		1,500,000	1,453,378
2.947% 2/24/28 μ		1,100,000	1,035,404
2.963% 1/25/33 μ		500,000	428,641
3.109% 4/22/51 μ		455,000	327,263
4.005% 4/23/29 μ		900,000	866,653
5.00% 8/1/24 μ, ψ		400,000	392,956
5.35% 6/1/34 μ		585,000	593,676
6.254% 10/23/34 μ		910,000	986,957

JPMorgan Chase Bank 5.11% 12/8/26		4,000,000	4,037,459
KeyBank
4.15% 8/8/25		890,000	863,277
5.85% 11/15/27		995,000	994,994
Lloyds Banking Group
2.438% 2/5/26 μ		300,000	289,594
3.50% 4/1/26 μ	EUR	200,000	220,208
3.75% 3/18/28 μ		1,400,000	1,340,800
Mitsubishi UFJ Financial Group
2.193% 2/25/25		1,700,000	1,642,978
2.559% 2/25/30		1,800,000	1,578,293
Mizuho Financial Group
2.226% 5/25/26 μ		1,600,000	1,529,897

NQ- OPTFI [1223] 0224 (3379919)    11

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Mizuho Financial Group
2.564% 9/13/31		1,400,000	$ 1,140,273
2.591% 5/25/31 μ		2,000,000	1,713,336
3.261% 5/22/30 μ		3,100,000	2,828,876
Morgan Stanley
0.495% 10/26/29 μ	EUR	2,000,000	1,908,431
1.928% 4/28/32 μ		1,415,000	1,138,424
2.484% 9/16/36 μ		4,730,000	3,751,347
3.625% 1/20/27		4,000,000	3,880,182
5.25% 4/21/34 μ		447,000	447,164
6.138% 10/16/26 μ		865,000	881,233
6.296% 10/18/28 μ		1,717,000	1,799,559
6.407% 11/1/29 μ		1,160,000	1,230,151
6.627% 11/1/34 μ		1,625,000	1,800,010
Nationwide Building Society
144A 2.972% 2/16/28 #, μ		800,000	744,610
144A 4.302% 3/8/29 #, μ		5,200,000	4,986,386
NatWest Group
4.80% 4/5/26		5,000,000	4,958,198
5.125% 5/12/27 μ, ψ	GBP	500,000	574,297

NBK SPC 144A 1.625% 9/15/27 #, μ		600,000	544,010
Nykredit Realkredit 2.00% 10/1/53	DKK	1	0
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ		225,000	211,734
PNC Bank 4.05% 7/26/28		2,400,000	2,314,634
PNC Financial Services Group 6.875% 10/20/34 μ		1,645,000	1,826,871
Popular 7.25% 3/13/28		855,000	880,526
Rizal Commercial Banking 6.50% 8/27/25 μ, ψ		305,000	288,213
Santander UK Group Holdings 3.823% 11/3/28 μ		3,200,000	3,009,737
Shinhan Bank 3.875% 3/24/26		345,000	333,530
Shinhan Financial Group 144A 5.00% 7/24/28 #		200,000	200,059
Societe Generale
144A 4.25% 4/14/25 #		3,600,000	3,520,196
144A 4.677% 6/15/27 #		3,500,000	3,469,291
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Societe Generale
144A 6.691% 1/10/34 #, μ		4,000,000	$ 4,228,359

Standard Chartered 144A 6.301% 1/9/29 #, μ		385,000	395,422
Sumitomo Mitsui Financial Group
1.474% 7/8/25		2,600,000	2,461,052
2.222% 9/17/31		2,300,000	1,897,332
SVB Financial Group
1.80% 2/2/31 ‡		775,000	514,587
4.00% 5/15/26 μ, ‡, ψ		2,110,000	25,415
4.57% 4/29/33 μ, ‡		2,164,000	1,430,929

Toronto-Dominion Bank 4.108% 6/8/27		786,000	772,496
Truist Bank 2.636% 9/17/29 μ		5,182,000	4,824,701
Truist Financial
1.887% 6/7/29 μ		3,485,000	3,013,793
4.95% 9/1/25 μ, ψ		1,465,000	1,405,503
7.161% 10/30/29 μ		1,110,000	1,199,638

Turkiye Garanti Bankasi 144A 7.177% 5/24/27 #, μ		405,000	401,229
UBS 5.125% 5/15/24		200,000	198,598
UBS Group
0.25% 11/5/28 μ	EUR	1,000,000	972,736
144A 3.126% 8/13/30 #, μ		2,000,000	1,786,208
144A 4.194% 4/1/31 #, μ		2,500,000	2,329,976

UniCredit 7.50% 6/3/26 μ, ψ	EUR	600,000	683,321
US Bancorp
2.491% 11/3/36 μ		3,400,000	2,638,906
3.60% 9/11/24		1,275,000	1,259,519
3.95% 11/17/25		2,820,000	2,775,125
4.653% 2/1/29 μ		1,136,000	1,118,760
5.727% 10/21/26 μ		194,000	195,398
6.787% 10/26/27 μ		720,000	752,079
Wells Fargo & Co.
3.196% 6/17/27 μ		900,000	860,736
3.584% 5/22/28 μ		5,300,000	5,051,930
3.90% 3/15/26 μ, ψ		1,000,000	924,582
5.389% 4/24/34 μ		5,000,000	5,024,635

Wells Fargo Bank 5.254% 12/11/26		2,100,000	2,126,473
			250,850,969

12    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry — 0.63%
Anglo American Capital 144A 5.50% 5/2/33 #		295,000	$ 298,204
AngloGold Ashanti Holdings 3.375% 11/1/28		305,000	274,766
BHP Billiton Finance USA 5.25% 9/8/30		3,090,000	3,203,063
Celanese US Holdings
6.05% 3/15/25		160,000	161,094
6.165% 7/15/27		2,095,000	2,149,302

CSN Resources 144A 8.875% 12/5/30 #		310,000	323,336
First Quantum Minerals
144A 6.875% 10/15/27 #		200,000	170,250
144A 7.50% 4/1/25 #		200,000	190,881

FMG Resources August 2006 144A 6.125% 4/15/32 #		4,985,000	5,027,841
ICL Group 144A 6.375% 5/31/38 #		150,000	143,693
INEOS Styrolution Group 2.25% 1/16/27	EUR	500,000	510,922
Metinvest 144A 7.75% 10/17/29 #		367,000	224,925
Novelis 144A 4.75% 1/30/30 #		570,000	536,971
Samarco Mineracao PIK, 144A 9.50% 6/30/31 #, «		375,000	315,375
Sasol Financing USA
6.50% 9/27/28		265,000	252,739
144A 8.75% 5/3/29 #		340,000	347,250

Sherwin-Williams 3.30% 5/15/50		3,495,000	2,569,021
Sociedad Quimica y Minera de Chile 144A 6.50% 11/7/33 #		420,000	445,633
Vale Overseas 6.125% 6/12/33		315,000	327,339
			17,472,605
Brokerage — 0.21%
Jefferies Financial Group
2.625% 10/15/31		2,925,000	2,424,766
5.875% 7/21/28		1,971,000	2,022,252
6.45% 6/8/27		331,000	343,983
6.50% 1/20/43		880,000	924,732
			5,715,733
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods — 0.67%
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #		200,000	$ 152,545
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #		265,723	264,205
Ardagh Metal Packaging Finance USA 144A 3.25% 9/1/28 #		3,140,000	2,750,572
Boeing
1.95% 2/1/24		2,000,000	1,993,587
2.196% 2/4/26		2,930,000	2,769,025

Caterpillar 2.60% 4/9/30		25,000	22,750
Cellnex Finance 144A 3.875% 7/7/41 #		4,299,000	3,333,746
Foxconn Far East 2.50% 10/28/30		270,000	228,111
Rolls-Royce 144A 5.75% 10/15/27 #		1,000,000	1,002,343
SAN Miguel Industrias 144A 3.50% 8/2/28 #		355,000	305,665
Standard Industries 144A 3.375% 1/15/31 #		1,073,000	924,669
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #		535,000	439,368
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #		615,000	630,221
Teledyne Technologies
2.25% 4/1/28		1,980,000	1,794,085
2.75% 4/1/31		1,730,000	1,506,129

UltraTech Cement 144A 2.80% 2/16/31 #		420,000	355,660
			18,472,681
Communications — 2.68%
Alibaba Group Holding 2.70% 2/9/41		265,000	181,505
Altice France
2.125% 2/15/25	EUR	1,900,000	2,028,328
144A 5.50% 10/15/29 #		940,000	738,261
Amazon.com
1.50% 6/3/30		1,000,000	847,405
2.50% 6/3/50		1,460,000	972,642

America Movil 4.70% 7/21/32		320,000	314,770

NQ- OPTFI [1223] 0224 (3379919)    13

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
AT&T
2.55% 12/1/33	2,673,000	$ 2,179,953
3.50% 6/1/41	1,345,000	1,068,967
3.50% 9/15/53	8,615,000	6,259,060

Axian Telecom 144A 7.375% 2/16/27 #	300,000	281,438
C&W Senior Financing 144A 6.875% 9/15/27 #	235,000	219,182
CCO Holdings
144A 4.25% 1/15/34 #	3,895,000	3,170,402
144A 4.50% 8/15/30 #	500,000	451,410
144A 5.00% 2/1/28 #	900,000	861,806
Charter Communications Operating
2.80% 4/1/31	4,000,000	3,376,706
3.85% 4/1/61	4,755,000	2,967,616
4.40% 12/1/61	4,252,000	2,943,191
5.05% 3/30/29	3,800,000	3,762,622
Comcast
2.80% 1/15/51	475,000	316,852
4.55% 1/15/29	3,640,000	3,657,827
4.80% 5/15/33	510,000	516,590

Connect Finco 144A 6.75% 10/1/26 #	1,935,000	1,925,102
CSC Holdings 144A 4.625% 12/1/30 #	610,000	368,056
CT Trust 144A 5.125% 2/3/32 #	285,000	249,391
Directv Financing 144A 5.875% 8/15/27 #	1,460,000	1,372,980
Discovery Communications 4.00% 9/15/55	9,190,000	6,550,379
Frontier Communications Holdings
144A 5.00% 5/1/28 #	1,480,000	1,369,143
144A 5.875% 10/15/27 #	795,000	768,710

Prosus 144A 4.193% 1/19/32 #	395,000	341,069
Silknet JSC 144A 8.375% 1/31/27 #	250,000	250,000
Sprint 7.625% 3/1/26	200,000	209,070
Sprint Capital 6.875% 11/15/28	3,275,000	3,550,807
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Sprint Spectrum 144A 4.738% 9/20/29 #		457,812	$ 454,081
Telecom Italia 7.875% 7/31/28	EUR	1,200,000	1,475,363
Tencent Holdings
144A 2.88% 4/22/31 #		200,000	172,795
144A 3.68% 4/22/41 #		200,000	157,441

Time Warner Cable 7.30% 7/1/38		2,120,000	2,188,930
T-Mobile USA
1.50% 2/15/26		2,100,000	1,956,043
3.00% 2/15/41		3,445,000	2,580,542
3.30% 2/15/51		1,500,000	1,084,871
3.375% 4/15/29		2,305,000	2,144,199
3.75% 4/15/27		2,150,000	2,085,991
3.875% 4/15/30		1,400,000	1,327,987
5.75% 1/15/34		755,000	801,130

Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #		200,000	190,192
Verizon Communications
2.10% 3/22/28		1,100,000	995,542
2.55% 3/21/31		537,000	463,176
2.875% 11/20/50		1,100,000	748,783

Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		1,290,000	1,128,079
			74,026,385
Consumer Cyclical — 1.17%
Alsea 144A 7.75% 12/14/26 #		200,000	204,415
Aptiv 3.10% 12/1/51		2,691,000	1,756,871
Arcos Dorados 144A 6.125% 5/27/29 #		205,000	204,809
Carnival
144A 4.00% 8/1/28 #		500,000	465,181
144A 7.625% 3/1/26 #		1,063,000	1,082,884
CK Hutchison International 23
144A 4.75% 4/21/28 #		310,000	310,612
144A 4.875% 4/21/33 #		350,000	351,076
Ford Motor Credit
1.744% 7/19/24	EUR	300,000	326,576
2.33% 11/25/25	EUR	200,000	214,600
2.386% 2/17/26	EUR	500,000	537,306

14    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Ford Motor Credit
2.70% 8/10/26		700,000	$ 648,644
2.748% 6/14/24	GBP	100,000	125,768
2.90% 2/16/28		525,000	471,778
2.90% 2/10/29		300,000	262,981
3.25% 9/15/25	EUR	1,000,000	1,090,940
4.535% 3/6/25	GBP	1,100,000	1,382,825
4.542% 8/1/26		1,034,000	1,001,778
5.125% 6/16/25		600,000	592,719
6.798% 11/7/28		535,000	560,139
6.95% 6/10/26		730,000	749,310

Future Retail 144A 5.60% 1/22/25 #, ‡		565,000	4,238
Hilton Domestic Operating
144A 3.625% 2/15/32 #		700,000	611,747
144A 4.00% 5/1/31 #		700,000	641,900

Hilton Grand Vacations Borrower Escrow 144A 5.00% 6/1/29 #		900,000	831,389
Hyatt Hotels 1.80% 10/1/24		300,000	291,216
InRetail Consumer 144A 3.25% 3/22/28 #		380,000	341,330
Kia 144A 2.375% 2/14/25 #		395,000	382,704
Marriott International 3.50% 10/15/32		900,000	802,852
Melco Resorts Finance
144A 5.375% 12/4/29 #		200,000	176,956
5.75% 7/21/28		200,000	185,405

Mercedes-Benz Finance North America 144A 5.10% 8/3/28 #		5,370,000	5,477,630
MGM China Holdings
144A 4.75% 2/1/27 #		495,000	471,290
144A 5.25% 6/18/25 #		600,000	589,726

Nemak 144A 3.625% 6/28/31 #		365,000	303,665
Nissan Motor
144A 4.345% 9/17/27 #		1,400,000	1,340,367
144A 4.81% 9/17/30 #		600,000	561,304

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Nissan Motor Acceptance 144A 2.45% 9/15/28 #		300,000	$ 257,203
Royal Caribbean Cruises 144A 5.50% 4/1/28 #		640,000	632,246
Sands China
2.55% 3/8/27		200,000	181,958
3.10% 3/8/29		400,000	349,096
3.50% 8/8/31		525,000	440,398
4.30% 1/8/26		400,000	384,371
5.65% 8/8/28		1,800,000	1,786,092

Studio City Finance 144A 5.00% 1/15/29 #		475,000	399,705
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #		300,000	299,598
Warnermedia Holdings
3.638% 3/15/25		400,000	391,528
3.755% 3/15/27		400,000	383,416
5.05% 3/15/42		800,000	705,664
5.141% 3/15/52		500,000	429,473
Wynn Macau
5.50% 1/15/26		200,000	195,376
5.50% 10/1/27		200,000	189,103
			32,380,158
Consumer Non-Cyclical — 2.14%
AbbVie 4.05% 11/21/39		3,193,000	2,884,842
Amgen
2.20% 2/21/27		3,300,000	3,069,674
5.15% 3/2/28		730,000	747,639
5.25% 3/2/30		720,000	740,493
5.25% 3/2/33		10,975,000	11,255,912

Ashtead Capital 144A 1.50% 8/12/26 #		665,000	603,284
Bacardi 144A 4.45% 5/15/25 #		500,000	493,429
Bausch Health 144A 11.00% 9/30/28 #		607,000	442,794
Becton Dickinson Euro Finance 1.336% 8/13/41	EUR	700,000	534,331
Bidvest Group UK 144A 3.625% 9/23/26 #		215,000	199,950
Bimbo Bakeries USA 144A 6.40% 1/15/34 #		310,000	344,292
Centene 3.375% 2/15/30		1,000,000	898,485

NQ- OPTFI [1223] 0224 (3379919)    15

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Central American Bottling 144A 5.25% 4/27/29 #	335,000	$ 314,947
Coca-Cola Icecek 144A 4.50% 1/20/29 #	200,000	184,272
Coty 144A 5.00% 4/15/26 #	1,500,000	1,477,240
CVS Health 5.25% 1/30/31	630,000	646,517
CVS Pass Through Trust 144A 5.773% 1/10/33 #, ♦	56,618	56,235
DaVita
144A 3.75% 2/15/31 #	580,000	477,271
144A 4.625% 6/1/30 #	550,000	480,631

Global Payments 3.20% 8/15/29	2,150,000	1,950,422
Haleon UK Capital 3.125% 3/24/25	500,000	488,545
Haleon US Capital 3.375% 3/24/29	500,000	473,214
HCA
3.50% 7/15/51	1,062,000	749,232
4.125% 6/15/29	3,400,000	3,253,046
Indofood CBP Sukses Makmur
3.541% 4/27/32	265,000	229,529
4.805% 4/27/52	200,000	163,415

International Container Terminal Services 4.75% 6/17/30	445,000	433,437
JBS USA LUX 5.50% 1/15/30	300,000	295,119
MHP Lux 144A 6.95% 4/3/26 #	365,000	283,605
Minerva Luxembourg 144A 8.875% 9/13/33 #	415,000	439,503
Mondelez International 2.125% 3/17/24	500,000	496,133
Regeneron Pharmaceuticals 2.80% 9/15/50	18,000	11,879
Royalty Pharma
1.75% 9/2/27	5,920,000	5,311,399
3.35% 9/2/51	1,568,000	1,061,534
3.55% 9/2/50	1,250,000	888,923

Takeda Pharmaceutical 3.175% 7/9/50	4,797,000	3,434,317
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Tenet Healthcare
4.25% 6/1/29	2,680,000	$ 2,497,995
6.125% 10/1/28	1,240,000	1,237,582
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	200,000	191,224
6.75% 3/1/28	385,000	393,855

United Rentals North America 3.875% 2/15/31	594,000	540,421
UnitedHealth Group
3.70% 5/15/27	600,000	587,858
4.20% 5/15/32	1,746,000	1,709,424
4.50% 4/15/33	5,899,000	5,863,730

Zoetis 5.40% 11/14/25	420,000	423,633
		59,261,212
Energy — 2.85%
Acu Petroleo Luxembourg 144A 7.50% 7/13/35 #	490,810	466,099
BP Capital Markets 4.875% 3/22/30 μ, ψ	2,750,000	2,620,537
BP Capital Markets America
2.721% 1/12/32	1,465,000	1,277,059
4.812% 2/13/33	1,305,000	1,316,299

Canacol Energy 144A 5.75% 11/24/28 #	400,000	292,095
Cheniere Energy Partners 4.50% 10/1/29	4,745,000	4,544,532
CNX Resources 144A 6.00% 1/15/29 #	1,555,000	1,492,524
ConocoPhillips 5.05% 9/15/33	3,370,000	3,464,153
Continuum Energy Aura 144A 9.50% 2/24/27 #	260,000	265,160
Diamondback Energy
3.125% 3/24/31	3,265,000	2,903,576
4.25% 3/15/52	3,678,000	2,975,555

EIG Pearl Holdings 144A 4.387% 11/30/46 #	345,000	277,863
Enbridge
5.70% 3/8/33	5,000,000	5,199,091
6.70% 11/15/53	805,000	937,334

Energean Israel Finance 144A 4.875% 3/30/26 #	140,000	129,395

16    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Energy Transfer
4.95% 5/15/28	700,000	$ 697,173
5.50% 6/1/27	3,200,000	3,241,225
6.10% 12/1/28	2,655,000	2,795,772
6.25% 4/15/49	4,420,000	4,580,816
6.50% 11/15/26 μ, ψ	3,380,000	3,220,396
Enterprise Products Operating
3.20% 2/15/52	4,365,000	3,184,654
3.30% 2/15/53	3,980,000	2,952,613
5.35% 1/31/33	2,695,000	2,821,892

EQT 6.125% 2/1/25	609,000	612,091
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	265,939	219,621
Geopark 144A 5.50% 1/17/27 #	320,000	283,630
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	585,000	619,497
Guara Norte 144A 5.198% 6/15/34 #	244,185	222,722
Kinder Morgan 5.20% 6/1/33	1,010,000	1,004,472
Kosmos Energy 144A 7.75% 5/1/27 #	425,000	396,411
Medco Maple Tree 144A 8.96% 4/27/29 #	500,000	508,556
MPLX 1.75% 3/1/26	685,000	640,983
Murphy Oil 5.875% 12/1/27	1,180,000	1,175,085
NuStar Logistics
5.625% 4/28/27	140,000	139,529
6.375% 10/1/30	1,597,000	1,602,094

Occidental Petroleum 6.125% 1/1/31	2,042,000	2,122,470
ONEOK
4.35% 3/15/29	1,500,000	1,458,970
5.65% 11/1/28	1,240,000	1,284,607
5.80% 11/1/30	725,000	754,172
6.05% 9/1/33	489,000	518,328

PDC Energy 5.75% 5/15/26	825,000	823,946
Pertamina Persero 144A 3.65% 7/30/29 #	197,000	186,130
Petroleos Mexicanos
5.95% 1/28/31	600,000	479,847
10.00% 2/7/33	100,000	100,518

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Sabine Pass Liquefaction 5.75% 5/15/24	1,000,000	$ 999,693
Santos Finance 144A 3.649% 4/29/31 #	1,700,000	1,481,819
Southern Gas Corridor CJSC 6.875% 3/24/26	200,000	203,460
Targa Resources 4.20% 2/1/33	300,000	276,067
Targa Resources Partners 5.00% 1/15/28	2,525,000	2,496,006
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	6,275,000	5,529,791
Thaioil Treasury Center 144A 2.50% 6/18/30 #	210,000	178,065
TMS Issuer 144A 5.78% 8/23/32 #	200,000	209,125
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	220,000	210,654
Woodside Finance 144A 3.70% 9/15/26 #	400,000	384,566
		78,778,738
Finance Companies — 1.77%
AerCap Ireland Capital DAC
1.65% 10/29/24	500,000	482,834
2.45% 10/29/26	1,445,000	1,338,594
3.00% 10/29/28	4,503,000	4,113,394
3.50% 1/15/25	300,000	293,418
4.45% 10/1/25	1,200,000	1,178,360
4.45% 4/3/26	150,000	147,392
6.50% 7/15/25	1,350,000	1,367,715
Air Lease
2.875% 1/15/26	2,050,000	1,953,919
3.00% 2/1/30	7,215,000	6,406,895
3.375% 7/1/25	670,000	648,830
4.125% 12/15/26 μ, ψ	715,000	556,594
4.25% 2/1/24	900,000	898,614
4.625% 10/1/28	3,247,000	3,176,523

Aircastle 4.125% 5/1/24	2,500,000	2,480,821
Aviation Capital Group 144A 3.50% 11/1/27 #	3,905,000	3,601,674
Avolon Holdings Funding 144A 2.528% 11/18/27 #	116,000	102,876

NQ- OPTFI [1223] 0224 (3379919)    17

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

Brookfield Capital Finance 6.087% 6/14/33		3,800,000	$ 3,968,323
Cantor Fitzgerald 144A 7.20% 12/12/28 #		2,800,000	2,872,559
DAE Funding
144A 1.625% 2/15/24 #		1,500,000	1,492,038
3.375% 3/20/28		2,700,000	2,492,143

GE Capital UK Funding Unlimited 5.875% 1/18/33	GBP	300,000	411,502
Goodman HK Finance 4.375% 6/19/24		550,000	545,871
Indigo Group 1.625% 4/19/28	EUR	1,700,000	1,747,882
Jyske Realkredit 1.50% 10/1/53	DKK	1	0
Logicor Financing 3.25% 11/13/28	EUR	3,400,000	3,576,598
MAF Global Securities 7.875% 6/30/27 μ, ψ		215,000	219,871
Owl Rock Capital 2.875% 6/11/28		500,000	439,394
Realkredit Danmark
1.00% 10/1/50	DKK	1	0
1.00% 10/1/53	DKK	1	0
1.50% 10/1/53	DKK	1	0
2.00% 10/1/53	DKK	1	0

RKPF Overseas 2020 A 5.125% 7/26/26		245,000	57,837
Sirius Real Estate 1.125% 6/22/26	EUR	2,400,000	2,396,227
			48,968,698
Industrials — 0.17%
Burlington Northern Santa Fe 2.875% 6/15/52		1,615,000	1,130,155
Cemex 144A 9.125% 3/14/28 #, μ, ψ		220,000	234,575
Holcim Finance Luxembourg
0.50% 4/23/31	EUR	1,100,000	991,037
0.625% 4/6/30	EUR	1,000,000	938,842

Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #		1,290,000	1,313,970
West China Cement 4.95% 7/8/26		215,000	157,080
			4,765,659
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance — 0.71%
AIA Group
144A 3.375% 4/7/30 #		200,000	$ 184,374
144A 3.90% 4/6/28 #		1,000,000	967,803

American International Group 5.125% 3/27/33		2,275,000	2,310,185
Aon
2.90% 8/23/51		4,930,000	3,219,407
5.00% 9/12/32		1,005,000	1,004,160
Athene Holding
3.45% 5/15/52		2,510,000	1,691,816
3.95% 5/25/51		1,120,000	843,250

Athora Netherlands 2.375% 5/17/24	EUR	2,100,000	2,279,165
Brighthouse Financial 3.85% 12/22/51		2,472,000	1,630,755
Fairfax Financial Holdings 4.625% 4/29/30		1,000,000	961,953
Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #		2,190,000	2,302,555
New York Life Global Funding 144A 5.45% 9/18/26 #		2,020,000	2,066,096
Sagicor Financial 144A 5.30% 5/13/28 #		330,000	317,150
			19,778,669
Real Estate Investment Trusts — 0.77%
American Homes 4 Rent 3.625% 4/15/32		1,685,000	1,510,225
American Tower
2.30% 9/15/31		4,970,000	4,112,596
3.375% 5/15/24		500,000	495,427
3.65% 3/15/27		300,000	288,749

CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #		380,000	288,306
Cromwell Ereit Lux Finco 2.125% 11/19/25	EUR	600,000	625,354
Crown Castle
1.05% 7/15/26		1,380,000	1,245,817
2.10% 4/1/31		2,929,000	2,387,250
5.60% 6/1/29		1,046,000	1,070,378

EPR Properties 4.50% 6/1/27		1,700,000	1,605,333

18    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)

GLP Capital 4.00% 1/15/30	2,600,000	$ 2,375,127
Iron Mountain 144A 5.25% 7/15/30 #	661,000	629,961
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	2,105,000	1,932,943
Sunac China Holdings
PIK, 144A 6.00% 9/30/26 #, «	455,000	54,691
PIK, 144A 6.25% 9/30/27 #, «	265,000	25,175
VICI Properties
4.75% 2/15/28	100,000	97,959
4.95% 2/15/30	2,440,000	2,369,996
144A 5.75% 2/1/27 #	145,000	145,541
		21,260,828
Technology — 1.04%
Apple 1.40% 8/5/28	1,030,000	913,314
Autodesk 2.40% 12/15/31	2,390,000	2,045,946
Broadcom
144A 3.137% 11/15/35 #	2,789,000	2,291,195
144A 3.419% 4/15/33 #	1,600,000	1,406,019
144A 3.469% 4/15/34 #	6,257,000	5,446,384
144A 4.926% 5/15/37 #	115,000	111,365
CDW
2.67% 12/1/26	465,000	435,491
3.276% 12/1/28	4,143,000	3,805,606

Entegris Escrow 144A 4.75% 4/15/29 #	1,230,000	1,186,407
Fiserv 3.50% 7/1/29	3,500,000	3,295,374
NXP
3.875% 6/18/26	3,250,000	3,167,629
5.55% 12/1/28	440,000	453,076
Oracle
3.60% 4/1/50	1,952,000	1,447,559
4.65% 5/6/30	455,000	453,470

SK Hynix 144A 1.50% 1/19/26 #	200,000	184,262
TD SYNNEX
2.375% 8/9/28	800,000	691,166
2.65% 8/9/31	1,200,000	971,077

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

TSMC Global 144A 4.625% 7/22/32 #	400,000	$ 406,287
		28,711,627
Transportation — 0.62%
Air Canada 144A 3.875% 8/15/26 #	300,000	286,806
American Airlines 144A 5.50% 4/20/26 #	416,667	413,967
American Airlines 2015-1 Class A Pass Through Trust 3.375% 11/1/28 ♦	1,035,473	948,266
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 7/15/29 ♦	466,824	435,048
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 4/15/30 ♦	873,908	789,851
American Airlines 2019-1 Class AA Pass Through Trust 3.15% 8/15/33 ♦	162,028	141,653
American Airlines 2021-1 Class A Pass Through Trust 2.875% 1/11/36 ♦	94,638	80,223
Azul Secured Finance 144A 11.93% 8/28/28 #	450,000	465,940
British Airways 2018-1 Class AA Pass Through Trust 144A 3.80% 3/20/33 #, ♦	961,027	898,406
British Airways 2019-1 Class AA Pass Through Trust 144A 3.30% 6/15/34 #, ♦	250,993	223,037
Delta Air Lines 7.375% 1/15/26	900,000	930,978
ERAC USA Finance 144A 4.90% 5/1/33 #	710,000	709,429
Grupo Aeromexico 144A 8.50% 3/17/27 #	395,000	381,565
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	433,108	397,653
Mileage Plus Holdings 144A 6.50% 6/20/27 #	490,000	491,749

NQ- OPTFI [1223] 0224 (3379919)    19

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Penske Truck Leasing
144A 3.95% 3/10/25 #	1,000,000	$ 982,407
144A 4.45% 1/29/26 #	2,100,000	2,053,571

Rumo Luxembourg 144A 5.25% 1/10/28 #	265,000	255,295
United Airlines
144A 4.375% 4/15/26 #	1,370,000	1,336,011
144A 4.625% 4/15/29 #	3,486,000	3,263,873

United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/29 ♦	1,229,268	1,244,548
US Airways 2012-2 Class A Pass Through Trust 4.625% 12/3/26 ♦	270,423	262,892
US Airways 2013-A Class A Pass Through Trust 3.95% 5/15/27 ♦	37,919	36,227
		17,029,395
Utilities — 2.80%
Aegea Finance 144A 9.00% 1/20/31 #	275,000	292,490
AEP Texas 5.40% 6/1/33	2,805,000	2,850,044
AES Andes 144A 7.125% 3/26/79 #, μ	300,000	288,484
Alfa Desarrollo 144A 4.55% 9/27/51 #	298,128	233,041
Appalachian Power 4.50% 8/1/32	3,500,000	3,371,570
Atmos Energy 2.85% 2/15/52	975,000	663,982
Berkshire Hathaway Energy 2.85% 5/15/51	4,385,000	2,967,950
Boston Gas 144A 3.757% 3/16/32 #	500,000	445,018
Calpine
144A 4.50% 2/15/28 #	308,000	293,147
144A 5.00% 2/1/31 #	1,050,000	963,927
144A 5.125% 3/15/28 #	309,000	296,456

Cikarang Listrindo 144A 4.95% 9/14/26 #	340,000	326,876
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Colbun 144A 3.95% 10/11/27 #	200,000	$ 191,945
Duke Energy 4.875% 9/16/24 μ, ψ	1,630,000	1,608,950
Duke Energy Carolinas 4.95% 1/15/33	4,950,000	5,044,745
Duke Energy Indiana 3.25% 10/1/49	1,265,000	919,656
Enel Finance America 144A 2.875% 7/12/41 #	2,085,000	1,421,637
ENN Energy Holdings 144A 2.625% 9/17/30 #	405,000	346,873
Entergy Arkansas 4.20% 4/1/49	870,000	746,940
Entergy Louisiana 4.95% 1/15/45	235,000	215,588
Entergy Texas 3.55% 9/30/49	700,000	530,751
Essential Utilities
2.704% 4/15/30	695,000	608,002
3.351% 4/15/50	675,000	478,972

Evergy Kansas Central 3.45% 4/15/50	1,185,000	866,974
Exelon 5.30% 3/15/33	645,000	658,785
Fells Point Funding Trust 144A 3.046% 1/31/27 #	2,935,000	2,767,674
FirstEnergy Transmission 144A 4.55% 4/1/49 #	5,000	4,337
Georgia Power 4.70% 5/15/32	3,200,000	3,189,234
Grupo Energia Bogota 144A 7.85% 11/9/33 #	305,000	331,705
Infraestructura Energetica Nova 144A 4.75% 1/15/51 #	300,000	235,860
JSW Hydro Energy 144A 4.125% 5/18/31 #	265,650	231,749
Louisville Gas and Electric 4.25% 4/1/49	2,685,000	2,284,740
Minejesa Capital 144A 5.625% 8/10/37 #	200,000	175,728
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	461,145	429,431

20    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

National Rural Utilities Cooperative Finance 5.80% 1/15/33	215,000	$ 227,833
Nevada Power 5.90% 5/1/53	1,670,000	1,792,782
NextEra Energy Capital Holdings
3.00% 1/15/52	1,105,000	741,136
5.749% 9/1/25	3,395,000	3,428,456
Oglethorpe Power
3.75% 8/1/50	1,620,000	1,221,573
144A 6.20% 12/1/53 #	355,000	381,753
Pacific Gas & Electric
2.10% 8/1/27	1,400,000	1,262,753
3.00% 6/15/28	800,000	729,712
3.30% 3/15/27	700,000	654,986
3.30% 8/1/40	7,168,000	5,257,925
3.50% 6/15/25	400,000	387,833
3.50% 8/1/50	1,100,000	761,752
4.20% 3/1/29	3,200,000	3,028,232
4.40% 3/1/32	1,300,000	1,204,002
4.50% 7/1/40	1,100,000	932,025

Pedernales Electric Cooperative 144A 6.202% 11/15/32 #	520,000	524,274
PG&E 5.25% 7/1/30	1,110,000	1,071,911
Sempra 4.875% 10/15/25 μ, ψ	575,000	563,938
Southern 5.70% 10/15/32	900,000	945,479
Southern California Edison 4.00% 4/1/47	880,000	719,244
Southern California Gas 2.95% 4/15/27	2,600,000	2,467,454
System Energy Resources 2.14% 12/9/25	800,000	745,140
Virginia Electric and Power 5.00% 4/1/33	4,000,000	4,048,832
Vistra 144A 7.00% 12/15/26 #, μ, ψ	1,500,000	1,479,555
Vistra Operations
144A 5.125% 5/13/25 #	4,980,000	4,934,682
144A 6.95% 10/15/33 #	1,520,000	1,601,504
		77,398,027
Total Corporate Bonds (cost $803,167,726)		754,871,384

	Principal amount°	Value (US $)

Government Agency Obligations — 0.39%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	200,000	$ 180,650
BOC Aviation USA 144A 4.875% 5/3/33 #	490,000	480,070
CIMB Bank 144A 2.125% 7/20/27 #	350,000	319,935
Consorcio Transmantaro 144A 5.20% 4/11/38 #	280,000	266,357
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	225,000	162,851
144A 4.25% 7/17/42 #	200,000	163,240
Ecopetrol
5.875% 11/2/51	220,000	166,702
6.875% 4/29/30	330,000	327,422

Emirates NBD Bank PJSC 2.625% 2/18/25	295,000	286,449
First Abu Dhabi Bank 4.50% 4/5/26 μ, ψ	325,000	311,032
Freeport Indonesia
144A 5.315% 4/14/32 #	235,000	231,024
144A 6.20% 4/14/52 #	200,000	198,750

Gaci First Investment 4.875% 2/14/35	264,000	258,424
Georgian Railway JSC 4.00% 6/17/28	595,000	549,200
Greenko Power II 144A 4.30% 12/13/28 #	243,000	219,672
Huarong Finance 2017 4.75% 4/27/27	295,000	276,931
Hutama Karya Persero 144A 3.75% 5/11/30 #	454,000	425,768
KazMunayGas National
144A 4.75% 4/19/27 #	200,000	194,899
144A 5.375% 4/24/30 #	270,000	268,413

MISC Capital Two Labuan 144A 3.75% 4/6/27 #	315,000	303,487

NQ- OPTFI [1223] 0224 (3379919)    21

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Government Agency Obligations (continued)
OCP
144A 3.75% 6/23/31 #	200,000	$ 172,460
144A 5.125% 6/23/51 #	415,000	316,097

Oil and Gas Holding 7.50% 10/25/27	200,000	211,666
Oryx Funding 144A 5.80% 2/3/31 #	420,000	422,197
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	300,000	292,101
144A 5.25% 5/15/47 #	185,000	173,725

Petrobras Global Finance 6.50% 7/3/33	265,000	269,304
Petroleos Mexicanos
6.70% 2/16/32	76,000	63,153
6.75% 9/21/47	390,000	255,675
7.69% 1/23/50	505,000	359,779
Petronas Capital
144A 2.48% 1/28/32 #	200,000	170,948
144A 3.50% 4/21/30 #	440,000	413,446

PTTEP Treasury Center 144A 2.587% 6/10/27 #	495,000	460,018
QazaqGaz JSC 144A 4.375% 9/26/27 #	430,000	413,405
QNB Finance 2.625% 5/12/25	255,000	245,259
Saudi Arabian Oil
144A 3.50% 11/24/70 #	220,000	151,802
144A 4.25% 4/16/39 #	430,000	385,575

Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	222,987	183,965
YPF 144A 6.95% 7/21/27 #	255,000	228,416
Total Government Agency Obligations (cost $11,341,644)		10,780,267

	Principal amount°	Value (US $)

Municipal Bonds — 0.76%
American Municipal Power, Ohio
(Combined Hydroelectric Projects - Build America Bonds) Series B 8.084% 2/15/50	1,500,000	$ 2,032,200
Chicago, Illinois Transit Authority Sales Tax Receipts Revenue
(Pension Funding) Series A 6.899% 12/1/40	1,698,022	1,942,724
(Retire Health care Funding) Series B 6.899% 12/1/40	1,698,032	1,935,315
Commonwealth of Puerto Rico
(Restructured)
Series A-1 2.993% 7/1/24 ^	79,443	77,894
Series A-1 4.00% 7/1/35	355,609	344,756
Series A-1 4.00% 7/1/37	377,735	361,738
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	7,141,225	6,337,837
Golden State, California Tobacco Securitization
(Senior) Series A1 2.587% 6/1/29	1,700,000	1,503,208
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,707,000	1,944,751
New Jersey Transportation Trust Fund Authority
(Build America Bonds) Series C 5.754% 12/15/28	1,590,000	1,625,091
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Build America Bonds) Subordinate Series A-1 5.508% 8/1/37	700,000	722,512

22    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds (continued)
New York State Urban Development
(Build America Bonds) Series E 5.77% 3/15/39	800,000	$ 824,416
Pennsylvania Higher Education Assistance Agency Revenue
(Student Loans) Series 2006-2 A-3 (SOFR + 0.39%) 5.726% 10/25/36 •	178,759	177,661
West Virginia Tobacco Settlement Finance Authority
(Class 1 Senior Current Interest Bonds)
Series A 1.82% 6/1/26	250,000	231,255
Series A 2.351% 6/1/28	300,000	266,478
Series A 2.551% 6/1/29	300,000	261,024
Series A 2.951% 6/1/31	500,000	421,675
Total Municipal Bonds (cost $22,151,953)		21,010,535

Non-Agency Asset-Backed Securities — 1.74%
ABFC Trust Series 2006-HE1 A2D 5.69% (TSFR01M + 0.33%, Floor 0.22%) 1/25/37 •	240,347	136,548
Argent Securities Trust
Series 2006-M1 A2C 5.77% (TSFR01M + 0.41%, Floor 0.30%) 7/25/36 •	1,068,124	262,310
Series 2006-W4 A2C 5.79% (TSFR01M + 0.43%, Floor 0.32%) 5/25/36 •	558,845	132,641

Bear Stearns Asset-Backed Securities I Trust Series 2005-FR1 M2 5.401% (TSFR01M + 1.12%, Floor 1.01%) 6/25/35 •	944,428	921,269
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1 22A1 4.812% 10/25/36 •	97,588	44,897
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	153	$ 150
CIT Mortgage Loan Trust Series 2007-1 1M1 144A 6.97% (TSFR01M + 1.61%, Floor 1.50%) 10/25/37 #, •	3,573,685	3,532,683
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.621% 11/25/36 ~	121,572	119,749
Countrywide Asset-Backed Certificates Trust
Series 2004-3 2A 5.87% (TSFR01M + 0.51%, Floor 0.40%) 8/25/34 •	26,563	25,175
Series 2005-3 MV7 7.42% ( TSFR01M + 2.06%, Floor 1.95% ) 8/25/35 •	4,200,000	3,737,228
Series 2006-1 AF6 4.512% 7/25/36 •	22,446	21,202
Series 2006-11 1AF6 6.15% 9/25/46 •	26,193	23,810
Series 2006-17 2A2 5.77% (TSFR01M + 0.41%, Floor 0.30%) 3/25/47 •	512,614	498,032
Series 2006-26 2A4 5.69% (TSFR01M + 0.33%, Floor 0.22%) 6/25/37 •	842,933	809,593
Series 2007-6 2A4 5.78% (TSFR01M + 0.42%, Floor 0.31%) 9/25/37 •	934,917	756,307

DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	1,600,000	1,447,556
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	4,700,000	4,171,884

NQ- OPTFI [1223] 0224 (3379919)    23

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	7,215,000	$ 6,378,017
EquiFirst Mortgage Loan Trust Series 2004-2 M7 8.47% (TSFR01M + 3.11%, Floor 3.00%) 10/25/34 •	662,361	631,754
First Franklin Mortgage Loan Trust Series 2006-FF5 2A3 5.79% (TSFR01M + 0.43%, Floor 0.32%) 4/25/36 •	564,003	540,855
Fremont Home Loan Trust Series 2004-B M1 6.34% (TSFR01M + 0.98%, Floor 0.87%) 5/25/34 •	1,821,246	1,708,146
GE-WMC Mortgage Securities Trust Series 2006-1 A2B 5.77% (TSFR01M + 0.41%, Floor 0.30%) 8/25/36 •	1,617,005	659,293
GSAMP Trust
Series 2006-FM3 A2D 5.70% (TSFR01M + 0.34%, Floor 0.23%) 11/25/36 •	747,723	348,941
Series 2007-SEA1 A 144A 5.77% (TSFR01M + 0.41%, Floor 0.30%) 12/25/36 #, •	395,862	387,790

Hardee's Funding Series 2018-1A A2II 144A 4.959% 6/20/48 #	473,750	453,696
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 5.71% (TSFR01M + 0.35%, Floor 0.24%) 4/25/37 •	1,016,359	649,810
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

HSI Asset Securitization Trust Series 2006-HE1 2A1 5.57% (TSFR01M + 0.21%, Floor 0.10%) 10/25/36 •	21,100	$ 8,266
JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	328,191	316,668
JPMorgan Mortgage Acquisition Trust Series 2006-CW2 AV5 5.71% (TSFR01M + 0.35%, Floor 0.24%) 8/25/36 •	95,486	93,877
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 6.07% (TSFR01M + 0.71%, Floor 0.60%) 2/25/36 •	2,328,272	1,852,399
Series 2006-7 1A 5.78% (TSFR01M + 0.42%, Floor 0.31%) 8/25/36 •	2,204,396	1,149,535
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 5.62% (TSFR01M + 0.26%, Floor 0.15%) 11/25/36 •	3,508,987	1,969,210
Series 2007-HE5 A2D 5.81% (TSFR01M + 0.45%, Floor 0.34%) 3/25/37 •	2,636,549	1,108,940

New Century Home Equity Loan Trust Series 2005-1 M2 6.19% (TSFR01M + 0.83%, Cap 12.50%, Floor 0.83%) 3/25/35 •	233,599	229,071
Option One Mortgage Loan Trust
Series 2005-1 M1 6.25% (TSFR01M + 0.89%, Floor 0.78%) 2/25/35 •	848,423	793,878
Series 2007-4 2A4 5.78% (TSFR01M + 0.42%, Floor 0.31%) 4/25/37 •	4,581,957	2,545,239

24    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

PFS Financing Series 2021-A A 144A 0.71% 4/15/26 #	1,800,000	$ 1,772,300
RAAC Trust Series 2005-SP2 2A 6.07% (TSFR01M + 0.71%, Cap 14.00%, Floor 0.60%) 6/25/44 •	157,659	131,926
Sofi Professional Loan Program Series 2016-F A2 144A 3.02% 2/25/40 #	72,430	69,072
Soundview Home Loan Trust Series 2006-OPT1 2A4 6.01% (TSFR01M + 0.65%, Floor 0.54%) 3/25/36 •	70,150	69,082
Structured Asset Investment Loan Trust Series 2003-BC2 M1 6.85% (TSFR01M + 1.49%, Floor 1.38%) 4/25/33 •	15,777	15,616
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 5.74% (TSFR01M + 0.38%, Floor 0.27%) 3/25/36 •	871,907	802,625
Series 2006-BC2 A1 5.625% (TSFR01M + 0.27%, Floor 0.16%) 9/25/36 •	2,871,658	1,760,775
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	22,048	21,899
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	615,000	543,963
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	103,904	100,887
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Towd Point Mortgage Trust
Series 2019-4 A1 144A 2.90% 10/25/59 #, •	4,691,396	$ 4,405,750
Total Non-Agency Asset-Backed Securities (cost $56,238,113)		48,160,314

Non-Agency Collateralized Mortgage Obligations — 1.34%
Alternative Loan Trust Resecuritization Series 2008-2R 3A1 6.00% 8/25/37 •	803,673	393,591
ARM Trust
Series 2005-10 3A31 3.874% 1/25/36 •	33,920	31,190
Series 2006-2 1A4 4.126% 5/25/36 •	284,141	241,495
Banc of America Funding Trust
Series 2005-E 7A1 6.442% (12MTA + 1.43%, Floor 1.43%) 6/20/35 •	62,819	51,449
Series 2006-I 1A1 5.286% 12/20/36 •	69,897	66,881

Banc of America Mortgage Trust Series 2003-D 2A1 5.361% 5/25/33 •	24,105	19,655
Bear Stearns ARM Trust Series 2003-5 2A1 4.437% 8/25/33 •	12,628	11,578
Chase Mortgage Finance Trust Series 2005-A1 3A1 4.796% 12/25/35 •	34,008	29,430
CHL Mortgage Pass Through Trust Series 2007-4 1A1 6.00% 5/25/37 ♦	662,484	297,388
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A 5.75% 12/26/35 #	482,579	312,839
Series 2007-1 5A14 6.00% 2/25/37	135,578	75,684
Series 2007-3 4A12 1.28% (6.64% minus TSFR01M, Cap 6.75%) 4/25/37 Σ, •	65,915	8,852
Series 2007-3 4A15 5.50% 4/25/37	29,269	23,488

NQ- OPTFI [1223] 0224 (3379919)    25

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
CSMC Mortgage-Backed Trust
Series 2007-3 4A6 5.72% (TSFR01M + 0.36%, Cap 7.00%, Floor 0.25%) 4/25/37 •	65,916	$ 50,942

Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	762,898	663,828
GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	14,403	12,343
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	1,971,842	1,718,619
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	2,139,427	1,751,990

GSR Mortgage Loan Trust Series 2007-AR1 2A1 4.285% 3/25/47 •	354,069	224,559
JPMorgan Alternative Loan Trust Series 2007-A2 11A1 5.83% (TSFR01M + 0.47%, Cap 11.50%, Floor 0.36%) 6/25/37 •	2,806,919	1,453,012
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 4.898% 10/25/36 •	150,994	120,196
Series 2006-A7 2A2 4.362% 1/25/37 •	28,995	23,513
Series 2007-A1 6A1 4.642% 7/25/35 •	30,324	28,512
Series 2014-2 B1 144A 3.411% 6/25/29 #, •	21,186	19,442
Series 2014-2 B2 144A 3.411% 6/25/29 #, •	21,186	19,411
Series 2015-4 B1 144A 3.54% 6/25/45 #, •	420,196	378,481
Series 2015-4 B2 144A 3.54% 6/25/45 #, •	179,592	161,449
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2016-4 B1 144A 3.813% 10/25/46 #, •		168,319	$ 154,995
Series 2016-4 B2 144A 3.813% 10/25/46 #, •		307,592	281,620
Series 2017-1 B3 144A 3.45% 1/25/47 #, •		781,043	686,706
Series 2017-2 A3 144A 3.50% 5/25/47 #, •		48,339	42,988
Series 2020-2 A3 144A 3.50% 7/25/50 #, •		134,042	116,927
Series 2020-7 A3 144A 3.00% 1/25/51 #, •		427,925	366,595
Series 2021-1 A3 144A 2.50% 6/25/51 #, •		677,195	556,957
Series 2021-10 A3 144A 2.50% 12/25/51 #, •		1,419,102	1,162,111
Series 2021-13 B1 144A 3.14% 4/25/52 #, •		1,897,644	1,518,901
JPMorgan Trust
Series 2015-5 B2 144A 6.788% 5/25/45 #, •		202,117	200,530
Series 2015-6 B1 144A 3.518% 10/25/45 #, •		162,087	151,563
Series 2015-6 B2 144A 3.518% 10/25/45 #, •		157,706	147,087

Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38		1,141,730	319,534
Ludgate Funding
Series 2006-1X A2A 5.539% (BP0003M + 0.19%) 12/1/60 •	GBP	840,725	1,032,850
Series 2008-W1X A1 6.014% (BP0003M + 0.60%) 1/1/61 •	GBP	358,642	439,434

Mansard Mortgages Series 2007-1X A2 5.52% (SONIA + 0.299%) 4/15/47 •	GBP	394,309	493,833

26    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34	1,001	$ 1,022
Series 2004-5 6A1 7.00% 6/25/34	14,625	14,719

MASTR ARM Trust Series 2004-4 4A1 4.506% 5/25/34 •	27,257	24,673
Merrill Lynch Mortgage Investors Trust Series 2004-A1 2A2 4.918% 2/25/34 •	1,561	1,422
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •	694,252	571,304
Series 2021-1 A2 144A 2.50% 3/25/51 #, •	624,189	510,372
Series 2021-4 A3 144A 2.50% 7/25/51 #, •	694,447	569,138
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	107,431	102,383
Series 2019-RPL3 A1 144A 2.75% 7/25/59 #, •	2,521,335	2,372,053
RALI Series Trust
Series 2007-QA5 2A1 6.175% 9/25/37 •	1,866,357	1,270,777
Series 2007-QH8 A 5.791% 10/25/37 •	1,018,651	855,311
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •	672,373	550,611
Series 2021-6 A1 144A 2.50% 12/25/51 #, •	1,458,526	1,194,396

Reperforming Loan REMIC Trust Series 2006-R1 AF1 144A 5.81% (TSFR01M + 0.45%, Cap 9.50%, Floor 0.34%) 1/25/36 #, •	377,089	347,806
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Sequoia Mortgage Trust
Series 2004-5 A3 6.24% (TSFR06M + 0.99%, Cap 11.50%, Floor 0.56%) 6/20/34 •		61,023	$ 55,541
Series 2007-1 4A1 3.627% 9/20/46 •		197,230	134,469
Series 2015-1 B2 144A 3.93% 1/25/45 #, •		101,383	96,357
Series 2017-5 B2 144A 3.779% 8/25/47 #, •		2,663,630	2,411,382
Series 2020-4 A2 144A 2.50% 11/25/50 #, •		549,535	447,930

Structured ARM Loan Trust Series 2006-1 7A4 3.44% 2/25/36 •		30,991	26,901
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A2 5.97% (TSFR01M + 0.61%, Cap 11.00%, Floor 0.50%) 7/19/35 •		81,948	78,063
Trinity Square Series 2021-1A A 144A 6.07% (SONIA + 0.85%) 7/15/59 #, •	GBP	2,375,377	3,030,529
Verus Securitization Trust Series 2023-7 A1 144A 7.07% 10/25/68 #, ~		5,894,017	6,003,307
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 4.926% 12/25/35 ♦, •		146,923	130,477
Series 2007-HY1 3A3 3.704% 2/25/37 ♦, •		101,865	84,983
Series 2007-HY7 4A1 4.549% 7/25/37 ♦, •		214,491	178,081
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR11 A6 5.742% 8/25/36 •		92,050	86,318

NQ- OPTFI [1223] 0224 (3379919)    27

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed Securities Trust
Series 2020-1 A1 144A 3.00% 12/25/49 #, •	127,992	$ 107,540
Total Non-Agency Collateralized Mortgage Obligations (cost $44,254,314)		37,120,313

Non-Agency Commercial Mortgage-Backed Securities — 4.26%
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	605,000	540,766
Series 2017-BNK7 A5 3.435% 9/15/60	1,120,000	1,055,171
Series 2019-BN20 A3 3.011% 9/15/62	8,000,000	6,942,890
Series 2019-BN21 A5 2.851% 10/17/52	2,100,000	1,844,492
Series 2022-BNK39 B 3.239% 2/15/55 •	1,353,000	1,021,960
Series 2022-BNK39 C 3.27% 2/15/55 •	797,000	543,472
Series 2022-BNK40 B 3.393% 3/15/64 •	1,800,000	1,396,499
Series 2022-BNK41 A4 3.79% 4/15/65 •	2,000,000	1,834,463
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	3,460,000	2,881,109
Series 2020-B20 A5 2.034% 10/15/53	13,250,000	10,474,016
Series 2020-B21 A5 1.978% 12/17/53	1,300,000	1,054,906
Series 2020-B22 A5 1.973% 1/15/54	6,600,000	5,342,938
Series 2021-B24 A5 2.584% 3/15/54	6,790,000	5,527,357
Series 2021-B29 A5 2.388% 9/15/54	6,000,000	4,969,950
Series 2022-B32 B 3.202% 1/15/55 •	1,800,000	1,309,582
Series 2022-B32 C 3.454% 1/15/55 •	2,200,000	1,506,589
Series 2022-B33 B 3.615% 3/15/55 •	900,000	685,273
Series 2022-B33 C 3.615% 3/15/55 •	900,000	624,450

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	600,000	532,517
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	2,340,000	$ 2,150,436
Series 2019-CF2 A5 2.874% 11/15/52	4,000,000	3,516,284
Series 2019-CF3 A4 3.006% 1/15/53	800,000	700,192
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 •	440,000	363,005
Series 2019-CD8 A4 2.912% 8/15/57	11,575,000	10,105,431

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	3,100,000	2,945,266
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	785,000	769,803
Series 2015-GC27 A5 3.137% 2/10/48	1,400,000	1,366,039
Series 2016-P3 A4 3.329% 4/15/49	1,305,000	1,240,578
Series 2017-C4 A4 3.471% 10/12/50	635,000	590,529
COMM Mortgage Trust
Series 2014-CR20 AM 3.938% 11/10/47	2,225,000	2,111,357
Series 2015-3BP A 144A 3.178% 2/10/35 #	605,000	574,641
Series 2015-CR23 A4 3.497% 5/10/48	780,000	756,208
Series 2016-CR28 A4 3.762% 2/10/49	2,330,000	2,239,591

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	900,000	854,895
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	1,195,252
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	1,791,251
Series 2019-GC39 A4 3.567% 5/10/52	1,250,000	1,144,663
Series 2019-GC42 A4 3.00% 9/10/52	5,000,000	4,455,051

28    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2020-GC47 A5 2.377% 5/12/53	3,716,000	$ 3,129,499

JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	7,482,198	7,186,816
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	1,533,435
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	977,627
Series 2017-C7 A5 3.409% 10/15/50	2,395,000	2,219,095
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	355,000	294,828
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,115,413
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.531% 10/15/48	960,000	924,173
Series 2015-C27 ASB 3.557% 12/15/47	676,575	664,230
Series 2016-C29 A4 3.325% 5/15/49	1,445,000	1,372,764
Morgan Stanley Capital I Trust
Series 2019-L3 A4 3.127% 11/15/52	1,000,000	885,776
Series 2020-HR8 A4 2.041% 7/15/53	4,415,000	3,670,109

VMC Finance Series 2021-FL4 A 144A 6.573% (TSFR01M + 1.21%, Floor 1.21%) 6/16/36 #, •	1,060,754	1,041,327
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	275,000	267,718
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3 A4 3.617% 9/15/57	510,000	$ 491,478
Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	1,131,062
Series 2020-C58 A4 2.092% 7/15/53	2,300,000	1,899,091
Total Non-Agency Commercial Mortgage-Backed Securities (cost $136,513,504)		117,763,313

Loan Agreements — 1.04%
Applied Systems 2nd Lien 12.098% (SOFR01M + 6.75%) 9/17/27 •	16,736	16,865
Berry Global Tranche AA 7.222% (SOFR01M + 1.86%) 7/1/29 •	553,652	554,849
Calpine
7.47% (SOFR01M + 2.11%) 4/5/26 •	238,750	239,526
7.97% (SOFR01M + 2.61%) 12/16/27 •	181,177	181,785
Castlelake Aviation One Designated Activity Company
8.396% (SOFR03M + 3.01%) 10/22/26 •	637,779	639,886
8.135% (SOFR03M + 2.75%) 10/22/27 •	945,450	948,067

Charter Communications Operating Tranche B2 7.133% (SOFR03M + 1.75%) 2/1/27 •	470,123	470,497
Charter Communications Operating Tranche B-4 7.36% (SOFR01M + 2.00%) 12/7/30 •	1,850,000	1,845,490
Commscope 8.72% (SOFR01M + 3.36%) 4/6/26 •	2,746,409	2,460,038
Connect US Finco 8.856% (SOFR01M + 3.50%) 12/11/26 •	624,663	625,660

NQ- OPTFI [1223] 0224 (3379919)    29

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Delta Air Lines 9.166% (SOFR03M + 3.75%) 10/20/27 •	400,000	$ 410,222
Entegris Tranche B 7.848% - 7.856% (SOFR01M + 2.50%) 7/6/29 •	781,720	785,080
Epicor Software Tranche C 8.72% (SOFR01M + 3.36%) 7/30/27 •	775,940	779,688
Flutter Entertainment Public Limited Company Tranche B 7.698% (SOFR03M + 2.35%) 11/25/30 •	1,545,000	1,550,472
Frontier Communications Tranche B 9.22% (SOFR01M + 3.86%) 10/8/27 •	1,005,456	995,652
Hamilton Projects Acquiror 9.97% (SOFR01M + 4.61%) 6/17/27 •	716,170	720,199
Hilton Worldwide Finance Tranche B4 7.455% (SOFR01M + 2.00%) 11/6/30 •	1,088,891	1,091,808
Informatica 8.22% (SOFR01M + 2.86%) 10/27/28 •	623,887	625,967
IRB Holding Tranche B 8.456% (SOFR01M + 3.10%) 12/15/27 •	3,506,736	3,516,299
Mileage Plus Holdings 10.77% (SOFR03M + 5.40%) 6/21/27 •	700,000	725,083
MPH Acquisition Holdings 9.90% (SOFR03M + 4.51%) 9/1/28 •	1,759,500	1,698,702
Olympus Water US Holding 10.348% (SOFR03M + 5.00%) 11/9/28 •	997,500	1,004,565
RealPage 1st Lien 8.47% (SOFR01M + 3.11%) 4/24/28 •	400,452	398,914
Scientific Games International Tranche B 8.465% (SOFR01M + 3.10%) 4/16/29 •	1,874,317	1,881,785
		Principal amount°	Value (US $)

Loan Agreements (continued)

Standard Industries 7.721% (SOFR01M + 2.36%) 9/22/28 •		1,032,855	$ 1,036,268
UKG 1st Lien 8.764% (SOFR03M + 3.35%) 5/4/26 •		625,357	627,702
United Airlines Tranche B 9.22% (SOFR01M + 3.86%) 4/21/28 •		232,791	233,926
USI 8.598% (SOFR03M + 3.25%) 9/27/30 •		703,237	705,435
Viasat 9.856% (SOFR01M + 4.50%) 3/2/29 •		1,355,221	1,336,586
Virgin Media Bristol 8.79% (SOFR03M + 3.35%) 3/31/31 •		215,000	214,664
Vistra Operations Company 7.356% (SOFR01M + 2.00%) 12/31/25 •		504,286	504,811
Total Loan Agreements (cost $28,535,370)			28,826,491

Sovereign Bonds — 4.25%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	150,000	160,532
			160,532
Angola — 0.01%
Angolan Government International Bonds
8.25% 5/9/28		200,000	184,867
144A 8.75% 4/14/32 #		200,000	176,444
			361,311
Argentina — 0.01%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~		300,000	121,052
1.00% 7/9/29		31,833	12,797
3.625% 7/9/35 ~		461,150	159,357
			293,206

30    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Bahrain — 0.01%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		300,000	$ 313,560
			313,560
Bermuda — 0.02%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #		400,000	397,800
5.00% 7/15/32		255,000	253,597
			651,397
Brazil — 0.27%
Brazil Letras do Tesouro Nacional 10.237% 7/1/24 ^	BRL	36,800,000	7,210,060
Brazilian Government International Bonds
4.75% 1/14/50		233,000	180,021
6.00% 10/20/33		200,000	200,439
			7,590,520
Chile — 0.01%
Chile Government International Bonds
3.10% 5/7/41		323,000	246,695
3.50% 1/25/50		200,000	152,637
			399,332
Colombia — 0.02%
Colombia Government International Bonds
5.00% 6/15/45		200,000	155,873
5.20% 5/15/49		200,000	156,893
8.75% 11/14/53		200,000	230,451
			543,217
Dominican Republic — 0.02%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #		500,000	456,450
144A 5.50% 2/22/29 #		200,000	196,000
			652,450
Ecuador — 0.01%
Ecuador Government International Bonds
144A 2.50% 7/31/40 #, ~		278,501	89,120
144A 6.00% 7/31/30 #, ~		125,307	58,533
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ecuador (continued)
Ecuador Government International Bonds
144A 6.61% 7/31/30 #, ^	35,471	$ 10,200
		157,853
Egypt — 0.01%
Egypt Government International Bond 144A 8.70% 3/1/49 #	359,000	225,833
		225,833
El Salvador — 0.01%
El Salvador Government International Bond 6.375% 1/18/27	200,000	177,444
		177,444
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #	200,000	167,472
		167,472
Georgia — 0.01%
Georgia Government International Bond 144A 2.75% 4/22/26 #	200,000	187,928
		187,928
Ghana — 0.00%
Ghana Government International Bond 144A 7.75% 4/7/29 #	230,000	101,115
		101,115
Guatemala — 0.01%
Guatemala Government Bond 144A 4.875% 2/13/28 #	400,000	390,350
		390,350
Hong Kong — 0.01%
Airport Authority 144A 2.50% 1/12/32 #	230,000	198,777
		198,777
Hungary — 0.10%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28	215,000	221,714

NQ- OPTFI [1223] 0224 (3379919)    31

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Hungary (continued)
National Bank of Hungary Bill 10.75% 1/4/24 ≠	HUF	866,000,000	$ 2,496,300
			2,718,014
Indonesia — 0.01%
Indonesia Government International Bond 5.45% 9/20/52		200,000	214,625
			214,625
Ivory Coast — 0.01%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		200,000	184,532
			184,532
Japan — 2.64%
Japan Government Thirty Year Bond 0.40% 3/20/50	JPY	547,700,000	2,890,257
Japan Treasury Discount Bills
4.97% 3/11/24 ≠	JPY	1,540,000,000	10,925,704
9.67% 2/5/24 ≠	JPY	8,340,000,000	59,158,855
			72,974,816
Jordan — 0.01%
Jordan Government International Bond 144A 4.95% 7/7/25 #		200,000	196,149
			196,149
Kazakhstan — 0.01%
Kazakhstan Government International Bond 144A 6.50% 7/21/45 #		207,000	237,319
			237,319
Kenya — 0.01%
Republic of Kenya Government International Bond 144A 8.00% 5/22/32 #		200,000	181,560
			181,560
Mexico — 0.02%
Mexico Government International Bonds
4.875% 5/19/33		395,000	381,451
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Mexico (continued)
Mexico Government International Bonds
6.338% 5/4/53	200,000	$ 204,104
		585,555
Morocco — 0.01%
Morocco Government International Bond 144A 2.375% 12/15/27 #	300,000	269,342
		269,342
Nigeria — 0.02%
Nigeria Government International Bonds
7.375% 9/28/33	320,000	273,792
144A 7.875% 2/16/32 #	337,000	303,890
		577,682
Oman — 0.01%
Oman Government International Bond 144A 6.75% 1/17/48 #	343,000	359,756
		359,756
Pakistan — 0.00%
Pakistan Government International Bond 144A 7.375% 4/8/31 #	200,000	122,586
		122,586
Panama — 0.01%
Panama Bonos del Tesoro 3.362% 6/30/31	200,000	157,792
		157,792
Paraguay — 0.01%
Paraguay Government International Bond 144A 5.40% 3/30/50 #	403,000	359,375
		359,375
Peru — 0.01%
Peruvian Government International Bonds
2.844% 6/20/30	312,000	277,792
5.625% 11/18/50	35,000	36,541
		314,333

32    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Poland — 0.02%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #		370,000	$ 375,946
Republic of Poland Government International Bond 5.50% 4/4/53		203,000	212,195
			588,141
Qatar — 0.01%
Qatar Government International Bond 144A 4.40% 4/16/50 #		411,000	379,661
			379,661
Republic of Korea — 0.02%
Export-Import Bank of Korea 5.125% 1/11/33		200,000	208,033
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #		260,000	262,739
			470,772
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	150,000	161,220
			161,220
Romania — 0.07%
Romanian Government International Bonds
144A 1.75% 7/13/30 #	EUR	1,800,000	1,610,543
144A 2.625% 12/2/40 #	EUR	123,000	91,637
144A 3.375% 1/28/50 #	EUR	109,000	82,426
7.125% 1/17/33		176,000	190,118
			1,974,724
Saudi Arabia — 0.01%
Saudi Government International Bond 4.50% 10/26/46		200,000	177,513
			177,513
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Serbia — 0.01%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	200,000	$ 186,915
144A 3.125% 5/15/27 #	EUR	100,000	105,841
			292,756
South Africa — 0.12%
Republic of South Africa Government International Bonds
4.85% 9/30/29		3,200,000	3,008,768
5.65% 9/27/47		200,000	160,490
5.875% 6/22/30		268,000	260,818
			3,430,076
Sri Lanka — 0.00%
Sri Lanka Government International Bond 144A 6.20% 5/11/27 #		253,000	128,474
			128,474
Turkey — 0.03%
Turkey Government International Bonds
7.625% 4/26/29		300,000	311,273
9.125% 7/13/30		200,000	221,234

Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #		350,000	341,129
			873,636
Ukraine — 0.01%
State Agency of Roads of Ukraine 144A 6.25% 6/24/30 #		575,000	148,206
Ukraine Government International Bond 144A 7.75% 9/1/28 #		505,000	141,359
			289,565
United Kingdom — 0.61%
United Kingdom Gilt 4.50% 6/7/28	GBP	12,590,000	16,729,073
			16,729,073
Total Sovereign Bonds (cost $114,846,807)			117,521,344

NQ- OPTFI [1223] 0224 (3379919)    33

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
		Principal amount°	Value (US $)

Supranational Bank — 0.01%
Banque Ouest Africaine de Developpement 144A 2.75% 1/22/33 #	EUR	200,000	$ 170,036
Total Supranational Bank (cost $240,998)			170,036

US Treasury Obligations — 17.60%
US Treasury Bonds
1.375% 11/15/40		100,000	66,395
1.625% 11/15/50		13,500,000	8,047,266
1.75% 8/15/41		1,800,000	1,252,617
1.875% 2/15/41		52,800,000	37,989,188
1.875% 2/15/51		2,700,000	1,713,129
1.875% 11/15/51		5,100,000	3,225,551
2.00% 2/15/50		16,000,000	10,532,501
2.25% 8/15/46		14,955,000	10,638,788
2.25% 8/15/49		850,000	593,904
2.25% 2/15/52		2,600,000	1,803,039
2.50% 2/15/45		37,100,000	28,107,598
2.75% 8/15/42		900,000	730,336
2.75% 11/15/42		1,400,000	1,132,633
2.875% 5/15/43		2,200,000	1,806,922
2.875% 8/15/45		16,700,000	13,472,204
3.00% 5/15/47		900,000	735,469
3.00% 8/15/48		3,770,000	3,070,194
3.00% 2/15/49		700,000	569,871
3.125% 5/15/48		1,490,000	1,241,938
3.625% 5/15/53		24,300,000	22,471,804
3.875% 2/15/43		24,430,000	23,302,020
4.125% 8/15/53		7,380,000	7,461,872
4.375% 8/15/43		1,255,000	1,281,473
4.75% 11/15/43		3,860,000	4,141,660
4.75% 11/15/53		22,180,000	24,877,989
US Treasury Floating Rate Notes
5.456% (USBMMY3M + 0.13%) 7/31/25 •		15,965,000	15,944,630
5.50% (USBMMY3M + 0.17%) 4/30/25 •		14,060,000	14,054,753
US Treasury Inflation Indexed Notes
0.625% 7/15/32		34,627,011	31,655,162
1.125% 1/15/33		19,108,280	18,089,906
US Treasury Notes
0.50% 10/31/27		13,200,000	11,607,234
1.875% 8/31/24 ∞		2,170,000	2,125,651
2.00% 6/30/24 ∞		7,100,000	6,989,508
2.125% 3/31/24 ∞		2,010,000	1,994,007
2.125% 11/30/24 ∞		11,130,000	10,859,621
2.25% 11/15/24		11,030,000	10,783,573
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
2.375% 2/29/24 ∞	4,000,000	$ 3,981,192
2.375% 8/15/24 ∞	1,820,000	1,790,337
2.50% 1/31/24 ∞	781,000	779,209
2.625% 3/31/25	12,700,000	12,401,352
3.375% 5/15/33	36,170,000	34,723,200
3.50% 1/31/30	20,815,000	20,362,517
3.875% 8/15/33	2,540,000	2,537,619
4.375% 11/30/28	21,080,000	21,574,062
4.50% 11/15/33	11,725,000	12,313,083
4.625% 9/30/28	28,505,000	29,426,960
4.625% 9/30/30	5,145,000	5,364,667
4.875% 10/31/28	4,055,000	4,233,673

US Treasury STRIP Principal 2.774% 5/15/44 ^	5,940,000	2,511,743
Total US Treasury Obligations (cost $499,193,002)		486,370,020
	Number of shares
Common Stock — 0.03%
Industrials — 0.03%
Grupo Aeromexico =, †	50,210	665,288
Total Common Stock (cost $739,329)		665,288

Short-Term Investments — 31.43%
Money Market Mutual Funds — 0.49%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	3,395,819	3,395,819
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	3,395,819	3,395,819
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	3,395,819	3,395,819

34    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	3,395,819	$ 3,395,819
		13,583,276
	Principal amount°
Commercial Paper — 0.18%
ERAC USA Finance 5.626% 1/3/24	5,000,000	4,996,235
		4,996,235
Repurchase Agreements — 30.76%
US Treasury repurchase agreement with Barclays Bank 5.41%, dated 12/29/23, to be repurchased 1/3/24, repurchase price $303,245,564 (collateralized by US government obligations; 4.25%; market value $308,878,506)	303,200,000	303,200,000
US Treasury repurchase agreement with Barclays Bank 5.42%, dated 12/29/23, to be repurchased 1/3/24, repurchase price $46,106,941 (collateralized by US government obligations; 7.00%; market value $47,459,576)	46,100,000	46,100,000
	Principal amount°	Value (US $)
Repurchase Agreements (continued)
US Treasury repurchase agreement with Standard Chartered Bank 5.64%, dated 12/28/23, to be repurchased 1/2/24, repurchase price $335,810,309 (collateralized by US government obligations; 1.125% - 2.25%; market value $339,820,658)	335,600,000	$ 335,600,000
US Treasury repurchase agreement with JPMorgan Securities 5.36%, dated 11/1/23, to be repurchased 11/2/23, repurchase price TBD (collateralized by US government obligations; 2.00% - 2.25%; market value $185,385,805)	149,976,627	149,976,627
US Treasury repurchase agreement with JPMorgan Securities 5.64%, dated 12/28/23, to be repurchased 1/2/24, repurchase price $15,309,588 (collateralized by US government obligations; 0.125%; market value $15,597,003)	15,300,000	15,300,000
		850,176,627
Total Short-Term Investments (cost $868,758,348)		868,756,138
Total Value of Securities Before Options Written—135.79% (cost $3,859,041,780)		3,752,993,482

NQ- OPTFI [1223] 0224 (3379919)    35

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
	Notional amount*	Value (US $)
Options Written — (0.01%)
Interest Call Option — (0.00%)
Fannie Mae strike price $97.89, expiration date 1/9/24, notional amount ($274,093,750)	(2,800,000)	$ (31,216)
		(31,216)
Call Swaptions — (0.01%)
10 yr IRS pay a fixed rate 3.17% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 1/29/24 (JPMCB)	(2,800,000)	(8,125)
10 yr IRS pay a fixed rate 3.205% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 1/22/24 (JPMCB)	(1,100,000)	(2,688)
10 yr IRS pay a fixed rate 3.215% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 1/22/24 (GS)	(3,300,000)	(8,561)
10 yr IRS pay a fixed rate 3.35% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 1/18/24 (JPMCB)	(3,600,000)	(16,855)
10 yr IRS pay a fixed rate 3.475% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 1/8/24 (MS)	(1,400,000)	(8,597)
	Notional amount*	Value (US $)
Options Written (continued)
Call Swaptions (continued)
10 yr IRS pay a fixed rate 3.494% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 1/8/24 (BNP)	(1,400,000)	$ (9,760)
10 yr IRS pay a fixed rate 3.545% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 1/16/24 (BNP)	(4,100,000)	(48,314)
10 yr IRS pay a fixed rate 3.56% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 1/5/24 (GS)	(1,700,000)	(16,053)
10 yr IRS pay a fixed rate 3.594% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 1/5/24 (GS)	(1,700,000)	(19,679)
10 yr IRS pay a fixed rate 3.648% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 1/4/24 (GS)	(2,100,000)	(31,621)
		(170,253)
Put Swaptions — (0.00%)
10 yr IRS pay a fixed rate 3.62% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 1/29/24 (JPMCB)	(2,800,000)	(15,439)
36    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
	Notional amount*	Value (US $)
Options Written (continued)
Put Swaptions (continued)
10 yr IRS pay a fixed rate 3.655% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 1/22/24 (JPMCB)	(1,100,000)	$ (4,039)
10 yr IRS pay a fixed rate 3.665% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 1/22/24 (GS)	(3,300,000)	(11,448)
10 yr IRS pay a fixed rate 3.75% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 1/18/24 (JPMCB)	(3,600,000)	(5,758)
10 yr IRS pay a fixed rate 3.975% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 1/8/24 (MS)	(1,400,000)	(663)
10 yr IRS pay a fixed rate 3.994% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 1/8/24 (BNP)	(1,400,000)	(24)
10 yr IRS pay a fixed rate 3.995% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 1/16/24 (BNP)	(4,100,000)	(704)
	Notional amount*	Value (US $)
Options Written (continued)
Put Swaptions (continued)
10 yr IRS pay a fixed rate 4.01% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 1/5/24 (GS)	(1,700,000)	$ (3)
10 yr IRS pay a fixed rate 4.044% and receive a floating rate based on 3-month USD-ICE SOFR expiration date 1/5/24 (GS)	(1,700,000)	(1)
		(38,079)
Total Options Written (premium received $213,330)		(239,548)

Liabilities Net of Receivables and Other Assets—(35.78%)★		(988,955,420)
Net Assets Applicable to 337,187,534 Shares Outstanding—100.00%		$2,763,798,514
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
∞	Fully or partially pledged as collateral for futures and swap contracts.
≠	The rate shown is the effective yield at the time of purchase.
Δ	Securities have been classified by country of risk.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at December 31, 2023.
«	PIK. The first payment will be made after December 31, 2023.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2023. Rate will reset at a future date.

NQ- OPTFI [1223] 0224 (3379919)    37

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $413,414,487, which represents 14.96% of the Fund's net assets.
ψ	Perpetual security. Maturity date represents next call date.
★	Includes $12,940,000 cash collateral held at brokers for certain open derivatives, $18,141,000 cash collateral pledged for TBA transactions, and $1,040,000 cash collateral due to brokers for certain open derivatives.

The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at December 31, 2023:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	AUD	3,764,224	USD	(2,489,677)	1/9/24	$76,409	$—
BAML	GBP	(417,896)	USD	530,788	1/9/24	—	(1,917)
BAML	INR	4,579,753	USD	(54,731)	3/20/24	89	—
BAML	JPY	946,824,101	USD	(6,416,145)	1/9/24	310,725	—
BNP	AUD	3,168,000	USD	(2,123,949)	1/9/24	35,689	—
BNP	BRL	104,207,857	USD	(21,542,567)	2/2/24	—	(142,672)
BNP	EUR	(90,429,000)	USD	99,538,397	1/9/24	—	(335,311)
BNP	GBP	(8,720,104)	USD	11,017,155	1/9/24	—	(98,624)
BNP	HUF	(176,572,092)	USD	503,111	1/4/24	—	(5,429)
BNP	INR	15,907,753	USD	(190,186)	3/20/24	233	—
BNP	JPY	888,863,358	USD	(6,062,394)	1/9/24	252,684	—
CITI	BRL	141,018,905	USD	(28,962,601)	1/3/24	52,611	—
CITI	BRL	42,712,538	USD	(8,327,005)	2/2/24	444,347	—
CITI	BRL	(142,446,761)	USD	28,962,601	4/2/24	—	(103,174)
CITI	CAD	(1,817,000)	USD	1,341,872	1/9/24	—	(29,629)
CITI	HUF	(14,708,400)	USD	42,000	1/4/24	—	(361)
CITI	JPY	(1,540,000,000)	USD	10,561,974	3/11/24	—	(486,082)
CITI	KRW	(124,435,261)	USD	96,868	6/20/24	—	(173)
CITI	MXN	(853,000)	USD	48,655	1/31/24	—	(1,284)
CITI	TRY	31,854,151	USD	(1,016,584)	3/18/24	—	(14,101)
CITI	TRY	99,333,281	USD	(3,162,000)	3/22/24	—	(47,348)
CITI	TRY	84,426,707	USD	(2,673,017)	3/27/24	—	(37,852)
DB	JPY	(8,340,000,000)	USD	56,389,872	2/5/24	—	(3,118,880)
38    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	BRL	(140,895,328)	USD	28,423,528	1/3/24	$—	$(566,258)
JPMCB	BRL	36,964,541	USD	(7,581,381)	4/2/24	—	(38,893)
JPMCB	BRL	(36,800,000)	USD	7,407,706	7/2/24	—	(28,566)
JPMCB	EUR	(866,000)	USD	951,099	2/2/24	—	(6,335)
JPMCB	GBP	(12,800,000)	USD	15,907,862	2/16/24	—	(412,020)
JPMCB	HUF	(671,653,340)	USD	1,913,000	1/4/24	—	(21,410)
JPMCB	INR	4,767,738	USD	(57,029)	3/20/24	42	—
JPMCB	PLN	(21,041,000)	USD	4,809,041	1/22/24	—	(536,696)
TD	EUR	(4,728,330)	USD	5,152,319	2/16/24	—	(77,950)
TD	JPY	(408,700,000)	USD	2,745,749	2/16/24	—	(175,290)
Total Forward Foreign Currency Exchange Contracts						$1,172,829	$(6,286,255)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
199	Canadian Treasury 10 yr Bonds	$18,649,727	$17,876,728	3/19/24	$772,999	$—	$3,227
(177)	Euro-Bobl	(23,307,210)	(22,921,929)	3/7/24	—	(385,281)	75,292
(139)	Euro-Bund	(21,056,279)	(20,420,069)	3/7/24	—	(636,210)	169,079
(50)	Euro-Schatz	(5,881,017)	(5,854,326)	3/7/24	—	(26,691)	3,656
(31)	Long 10 yr Gilt	(4,056,128)	(3,779,433)	3/26/24	—	(276,695)	28,486
732	US Treasury 2 yr Notes	150,729,094	149,156,193	3/28/24	1,572,901	—	91,500
3,086	US Treasury 5 yr Notes	335,674,836	327,755,933	3/28/24	7,918,903	—	242,550
365	US Treasury 10 yr Notes	(221,830,088)	(215,211,400)	3/19/24	—	(6,618,688)	50,950
(1,965)	US Treasury 10 yr Notes	41,205,080	39,965,076	3/19/24	1,240,004	—	(39,234)
246	US Treasury 10 yr Ultra Notes	29,031,845	27,801,754	3/19/24	1,230,091	—	(23,062)
(309)	US Treasury 10 yr Ultra Notes	(36,466,830)	(35,374,697)	3/19/24	—	(1,092,133)	28,969
455	US Treasury Long Bonds	(249,875)	(229,792)	3/19/24	—	(20,083)	(85,313)
(2)	US Treasury Long Bonds	56,846,562	52,758,374	3/19/24	4,088,188	—	375
134	US Treasury Ultra Bonds	17,901,562	16,174,788	3/19/24	1,726,774	—	(71,188)
Total Futures Contracts			$327,697,200		$18,549,860	$(9,055,781)	$475,287
NQ- OPTFI [1223] 0224 (3379919)    39

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Purchased/Moody’s Ratings:
CDX.NA.HY.41[4] 12/20/28-Quarterly	13,761,000	5.000%	$(802,719)	$(753,251)	$—	$(49,468)	$(365,377)
Protection Sold/Moody's Ratings:
AT&T 2.45% 5/15/18 Baa2 6/20/24-Quarterly	1,800,000	1.000%	5,111	4,829	282	—	(36,441)
Boeing 2.60% 10/20/25 Baa3 12/20/26-Quarterly	4,100,000	1.000%	63,907	(13,653)	77,560	—	(150,882)
Boeing 2.60% 10/30/25 Baa2 6/26/26-Quarterly	700,000	1.000%	9,713	(2,555)	12,268	—	(33,309)
British Telecom 2.70% 10/9/22 Baa1 12/20/28-Quarterly	EUR 1,600,000	1.000%	20,008	(58,415)	78,423	—	(41,031)
British Telecom 5.75% 12/7/28 Baa2 12/20/24-Quarterly	EUR 2,800,000	1.000%	23,887	23,413	474	—	(100,298)
CDX.ITRX.EUR.39[5] 12/20/28-Quarterly	EUR 100,000	1.000%	2,144	1,216	928	—	5,632
CDX.NA.IG.35[6] 12/20/25-Quarterly	400,000	1.000%	5,874	4,158	1,716	—	(204,272)
CDX.NA.IG.36[6] 6/20/26-Quarterly	1,900,000	1.000%	31,106	23,294	7,812	—	(448,349)
CDX.NA.IG.37[6] 12/20/26-Quarterly	300,000	1.000%	5,226	3,947	1,279	—	332,657
General Electric 2.70% 10/9/22 Baa1 12/20/26-Quarterly	1,200,000	1.000%	23,164	7,716	15,448	—	(36,820)
General Electric 2.70% 10/9/22 Baa1 6/20/26-Quarterly	600,000	1.000%	10,110	2,863	7,247	—	(17,945)
General Motors 5.70% 10/9/22 Baa1 12/20/26-Quarterly	240,000	5.000%	27,194	26,879	315	—	(49,990)
General Motors 5.70% 10/9/22 Baa1 6/20/28-Quarterly	275,000	5.000%	40,281	28,647	11,634	—	(89,575)
Tesco 1.00% 6/25/19 Baa3 6/20/28-Quarterly	EUR 2,700,000	1.000%	57,140	546	56,594	—	(144,358)
			(477,854)	(700,366)	271,980	(49,468)	(1,380,358)
40    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:Protection Sold/Moody's Ratings (continued):
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/20/28-Quarterly	1,275,000	1.000%	$(11,359)	$4,786	$—	$(16,145)	$—
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	2,085,000	1.000%	(31,309)	7,711	—	(39,020)	—
JPMCB Republic of Brazil 4.25% 1/7/25 Ba2 6/20/26-Quarterly	2,570,000	1.000%	(25,670)	40,125	—	(65,795)	—
JPMCB Republic of South Africa 1.00% 9/20/28 Ba2 6/20/28- Quarterly	401,000	1.000%	13,981	21,943	—	(7,962)	—
Protection Sold/Moody's Ratings:
DB CMBX.NA.AAA[7] 10/17/57-Monthly	14,170,773	0.500%	7,281	(776,178)	783,459	—	—
JPMCB HOCHTIEF 1.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	144,215	158,579	—	(14,364)	—
JPMCB HOCHTIEF 5.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	144,215	157,360	—	(13,145)	—
			241,354	(385,674)	783,459	(156,431)	—
Total CDS Contracts			$(236,500)	$(1,086,040)	$1,055,439	$(205,899)	$(1,380,358)
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
1 yr IRS[9] 4/28/24- (At Maturity/ Quarterly)	EUR 4,200,000	(2.25)%/ 3.952%	$(26,556)	$—	$—	$(26,556)	$15,814
1 yr IRS[9] 5/3/24- (At Maturity/ Quarterly)	EUR 4,300,000	(2.25)%/ 3.953%	(27,863)	—	—	(27,863)	15,974
1 yr IRS[10] 10/17/24- (At Maturity/ At Maturity)	5,600,000	(2.92)%/ 5.39%	(89,506)	—	—	(89,506)	194,974
NQ- OPTFI [1223] 0224 (3379919)    41

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
1 yr IRS[10] 10/24/24- (At Maturity/ At Maturity)	1,700,000	(3.018)%/ 5.39%	$(26,239)	$—	$—	$(26,239)	$57,163
1 yr IRS[10] 10/25/24- (At Maturity/ At Maturity)	1,700,000	(3.225)%/ 5.39%	(23,481)	—	—	(23,481)	50,924
1 yr IRS[10] 10/25/24- (At Maturity/ At Maturity)	1,700,000	(3.19)%/ 5.39%	(23,955)	—	—	(23,955)	51,974
1 yr IRS[10] 10/25/24- (At Maturity/ At Maturity)	1,700,000	(3.14)%/ 5.39%	(24,631)	—	—	(24,631)	53,472
1 yr IRS[10] 10/27/24- (At Maturity/ At Maturity)	1,800,000	(2.973)%/ 5.39%	(28,640)	—	—	(28,640)	61,990
1 yr IRS[10] 10/31/24- (At Maturity/ At Maturity)	1,800,000	(2.841)%/ 5.39%	(30,723)	—	—	(30,723)	66,025
3 yr IRS[11] 1/2/25- (At Maturity/ At Maturity)	BRL 36,000,000	11.835%/ (11.95)%	(7,506)	—	—	(7,506)	166,616
3 yr IRS[11] 1/2/25- (At Maturity/ At Maturity)	BRL 37,000,000	11.80%/ (11.95)%	(14,297)	—	—	(14,297)	567,422
3 yr IRS[11] 1/2/25- (At Maturity/ At Maturity)	BRL 37,000,000	11.734%/ (11.95)%	(26,702)	—	—	(26,702)	196,034
3 yr IRS[12] 2/18/26- (Semiannually/ Quarterly)	42,100,000	(0.64)%/ 5.592%	(3,211,335)	(260,401)	—	(2,950,934)	4,243,956
5 yr IRS[13] 9/16/25- (Annually/ Annually)	GBP 5,700,000	0.50%/ (5.186)%	433,431	(23,280)	456,711	—	(1,151,324)
5 yr IRS[11] 1/4/27- (At Maturity/ At Maturity)	BRL 6,600,000	10.12%/ (11.95)%	(60,641)	—	—	(60,641)	754,825
5 yr IRS[14] 4/11/27- (Annually/ Semiannually)	EUR 1,900,000	(0.70)%/ 4.114%	(119,540)	—	—	(119,540)	255,797
5 yr IRS[14] 4/12/27- (Annually/ Semiannually)	EUR 3,800,000	(0.65)%/ 4.121%	(245,458)	—	—	(245,458)	528,436
5 yr IRS[14] 5/13/27- (Annually/ Semiannually)	EUR 4,100,000	(1.00)%/ 4.085%	(219,930)	—	—	(219,930)	458,920
5 yr IRS[14] 5/18/27- (Annually/ Semiannually)	EUR 2,000,000	(1.00)%/ 4.058%	(107,837)	—	—	(107,837)	221,736
42    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
5 yr IRS[10] 9/19/28- (Annually/ Annually)	24,000,000	(1.70)%/ 5.39%	$(1,920,027)	$(2,512,957)	$592,930	$—	$1,640,550
5 yr IRS[13] 3/20/29- (Annually/ Annually)	GBP 1,600,000	5.00%/ (5.187)%	(158,059)	(39,674)	—	(118,385)	(455,221)
5 yr IRS[15] 12/20/28- (Semiannually/ Semiannually)	AUD 119,900,000	(4.75)%/ 4.405%	811,375	(946,838)	1,758,213	—	(1,259,216)
5 yr IRS[10] 10/27/28- (Semiannually/ Quarterly)	77,500,000	(2.00)%/ 5.39%	(6,224,282)	—	—	(6,224,282)	8,579,216
6 yr IRS[11] 1/4/27- (At Maturity/ At Maturity)	BRL 32,100,000	11.065%/ (11.95)%	62,761	—	62,761	—	308,767
6 yr IRS[11] 1/4/27- (At Maturity/ At Maturity)	BRL 67,700,000	10.995%/ (11.95)%	75,059	—	75,059	—	738,332
8 yr IRS[12] 10/1/31- (Semiannually/ Quarterly)	8,600,000	(1.80)%/ 5.592%	(1,135,199)	118,461	—	(1,253,660)	520,336
8 yr IRS[16] 6/1/32- (Semiannually/ Semiannually)	CAD 20,100,000	3.50%/ (5.06)%	(557,222)	93,270	—	(650,492)	1,100,740
10 yr IRS[10] 7/15/32- (Annually/ Annually)	15,120,000	(1.857)%/ 5.39%	(1,801,929)	—	—	(1,801,929)	(616,814)
10 yr IRS[10] 6/21/33- (Annually/ Annually)	34,500,000	3.00%/ (5.39)%	1,337,641	1,437,014	—	(99,373)	(2,622,699)
10 yr IRS[10] 8/3/33- (Annually/ Annually)	2,500,000	(3.73)%/ 5.39%	49,835	—	49,835	—	(114,611)
10 yr IRS[10] 8/23/33- (Annually/ Annually)	6,800,000	(3.76)%/ 5.39%	152,852	—	152,852	—	(353,234)
10 yr IRS[10] 8/30/33- (Annually/ Annually)	4,900,000	(3.80)%/ 5.39%	126,326	—	126,326	—	(288,482)
10 yr IRS[10] 9/13/33- (Annually/ Annually)	6,600,000	(3.95)%/ 5.39%	251,766	—	251,766	—	(558,167)
10 yr IRS[10] 10/4/33- (Annually/ Annually)	3,700,000	(4.03)%/ 5.39%	166,253	—	166,253	—	(366,803)
10 yr IRS[10] 10/12/33- (Annually/ Annually)	1,600,000	(4.15)%/ 5.39%	87,858	—	87,858	—	(191,332)
10 yr IRS[10] 10/23/33- (Annually/ Annually)	1,400,000	(4.23)%/ 5.39%	86,368	—	86,368	—	(187,098)
10 yr IRS[10] 10/23/33- (Annually/ Annually)	1,400,000	(4.255)%/ 5.39%	89,260	—	89,260	—	(192,936)
10 yr IRS[10] 10/31/33- (Annually/ Annually)	1,600,000	(4.45)%/ 5.39%	128,025	—	128,025	—	(253,141)
10 yr IRS[10] 11/1/33- (Annually/ Annually)	4,000,000	(4.45)%/ 5.39%	320,142	—	320,142	—	(704,387)
NQ- OPTFI [1223] 0224 (3379919)    43

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
IRS Contracts[8]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
10 yr IRS[10] 11/22/33- (Annually/ Annually)	1,500,000	4.25%/ (5.39)%	$(95,739)	$—	$—	$(95,739)	$189,504
10 yr IRS[10] 12/26/33- (Annually/ Annually)	1,300,000	3.842%/ (5.39)%	(39,230)	—	—	(39,230)	78,329
10 yr IRS[10] 12/29/33- (Annually/ Annually)	2,500,000	3.854%/ (5.39)%	(78,014)	—	—	(78,014)	156,153
10 yr IRS[10] 1/3/34- (Annually/ Annually)	2,300,000	3.684%/ (5.39)%	(39,560)	—	—	(39,560)	79,311
10 yr IRS[10] 9/27/33- (Annually/ Annually)	8,900,000	(4.165)%/ 5.39%	497,812	—	497,812	—	(1,078,203)
10 yr IRS[16] 12/20/33- (Semiannually/ Semiannually)	CAD 4,900,000	3.75%/ (5.03)%	(215,122)	(17,817)	—	(197,305)	327,154
10 yr IRS[13] 3/20/34- (Annually/ Annually)	GBP 4,500,000	(4.50)%/ 5.186%	599,479	139,262	460,217	—	(2,020,334)
10 yr IRS[14] 3/20/34- (Annually/ Semiannually)	EUR 18,650,000	(3.00)%/ 3.861%	981,878	(211,410)	1,193,288	—	(1,725,793)
30 yr IRS[10] 12/21/52- (Annually/ Annually)	17,000,000	1.75%/ (5.385)%	4,943,525	3,367,473	1,576,052	—	(8,114,852)
30 yr IRS[10] 9/19/53- (Annually/ Annually)	4,800,000	1.842%/ (5.39)%	1,323,999	1,566,004	—	(242,005)	(1,084,789)
30 yr IRS[10] 10/27/53- (Semiannually/ Quarterly)	15,500,000	2.06%/ (5.39)%	4,450,330	—	4,450,330	—	(7,041,339)
Total IRS Contracts			$396,752	$2,709,107	$12,582,058	$(14,894,413)	$(8,700,331)
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(882,822).
[4]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
[5]	Markit’s iTraxx Europe Subordinated Financials Index, or the ITRX EUR SUB FIN, is comprised of 25 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.

44    NQ- OPTFI [1223] 0224 (3379919)

(Unaudited)
[6]	Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[7]	Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.
[8]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[9]	Rates resets based on EUR003M.
[10]	Rates resets based on SOFR.
[11]	Rate resets based on Brazil CETIP Interbank Deposit.
[12]	Rates resets based on SOFR03M.
[13]	Rate resets based on SONIA.
[14]	Rate resets based on EUR006M.
[15]	Rate resets based on BBSW6M.
[16]	Rate resets based on CORRA.
Summary of abbreviations:
12MTA – 12 Month Treasury Average
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BBSW6M – ASX Australian Bank Bill Short Term Rate 6 Month
BNP – BNP Paribas
BP0003M – 3 Month Sterling LIBOR Interest Rate
CDX.ITRX.EUR – Credit Default Swap Index iTraxx Europe
CDX.NA.HY – Credit Default Swap Index North America High Yield
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CITI – Citigroup
CJSC – Closed Joint Stock Company
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgage-Backed Index North America
CORRA – Canadian Overnight Repo Rate Average
Summary of abbreviations: (continued)
DAC – Designated Activity Company
DB – Deutsche Bank
EUR003M – EURIBOR EUR 3 Month
EUR006M – EURIBOR EUR 6 Month
EURIBOR – Euro interbank offered rate
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
MASTR – Mortgage Asset Securitization Transactions, Inc.
MS – Morgan Stanley
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SONIA – Sterling Overnight Indexed Average
STRIP – Separate Trading of Registered Interest and Principal
TBA – To be announced
TD – TD Bank
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
HUF – Hungarian Forint
NQ- OPTFI [1223] 0224 (3379919)    45

Schedule of investments
Optimum Fixed Income Fund   (Unaudited)
Summary of currencies: (continued)
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
Summary of currencies: (continued)
PLN – Polish Zloty
TRY – Turkish Lira
USD – US Dollar

46    NQ- OPTFI [1223] 0224 (3379919)